[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY	VALUE
	Commercial Paper (72.4%)
	Asset-Backed - Auto (4.8%)
$2,900	FCAR Owner Trust	3.65 - 3.67%	10/18/05 - 11/02/05	$2,893,051
1,500	New Center Asset Trust	3.68	10/19/05	1,497,255
				4,390,306

	Asset-Backed - Consumer (11.8%)
4,224	Bryant Park Funding LLC*	3.71 - 3.77	10/04/05 - 11/15/05	4,206,101
1,825	Ranger Funding Co., LLC*	3.81	11/03/05	1,818,643
1,050	Regency Markets No.1, LLC*	3.77	10/13/05	1,048,684
1,500	Sheffield Receivables Corp.*	3.70	10/12/05	1,498,309
2,325	Thames Asset Global Securitization*	3.66	10/04/05	2,324,293
				10,896,030

	Asset-Backed - Corporate (3.5%)
1,475	CAFCO LLC*	3.82	11/22/05	1,466,904
1,710	Variable Funding Capital Corp.*	3.88	10/03/05	1,709,631
				3,176,535

	Asset-Backed - Mortgage (3.7%)
3,464	Sydney Capital Corp.*	3.52 - 3.89	10/11/05 - 12/12/05	3,448,959

	Asset-Backed - Securities (10.6%)
2,530	Amstel Funding Corp.*	3.72 - 4.10	10/17/05 - 02/27/06	2,511,850
2,000	Galaxy Funding Inc.*	3.83	12/14/05	1,984,419
4,124	Golden Fish LLC*	3.65 - 3.72	10/04/05 - 10/14/05	4,120,316
1,150	Grampian Funding LLC*	3.82	12/12/05	1,141,306
				9,757,891

	Banking (1.3%)
1,200	Citigroup Funding Inc.	3.64	10/06/05	1,199,397

	Finance - Corporate (1.0%)
960	CIT Group, Inc.	3.71	10/24/05	957,743

	International Banks (35.7%)
1,350	Banque Generale du Luxembourg	3.74	11/09/05	1,344,574
700	BNP Paribas Finance, Inc.	3.78	11/28/05	695,782
1,948	Barclays U.S. Funding Corp.	3.48	10/03/05	1,947,627
800	CBA (Delaware) Finance Inc.	3.85	11/21/05	795,671
3,750	Danske Corp.	3.82 - 3.85	11/14/05 - 12/12/05	3,725,194
945	Deutsche Bank Financial LLC	3.51	10/11/05	944,088
4,500	DnB NOR Bank ASA	3.73 - 3.90	10/03/05 - 11/18/05	4,485,133
600	HBOS Treasury Services plc	3.77	11/07/05	597,694
2,220	KBC Financial Products Int’l Ltd.*	3.76	10/25/05	2,214,450
4,400	Nordea North America Inc.	3.68 - 3.79	10/20/05 - 11/10/05	4,388,178
1,575	Royal Bank of Scotland plc	3.53	10/04/05	1,574,541
2,100	Skandinaviska Enskilda Banken AB*	3.86 - 4.01	10/12/05 - 12/30/05	2,092,280
960	Societe Generale NA, Inc.	3.41	10/12/05	959,010
1,500	Swedbank	3.78	10/06/05	1,499,215
2,500	UBS Finance (Delaware) LLC	3.44 - 3.65	10/07/05 - 10/14/05	2,497,378
3,100	UniCredit (Delaware) Inc.	3.72	10/28/05	3,091,413
				32,852,228

	Total Commercial Paper (Cost $66,679,089)			66,679,089

1

	U.S. Government Agencies (4.2%)
3,900	Freddie Mac
	(Cost $3,874,802)	3.55 - 3.62	11/29/05 - 12/20/05	3,874,802

	Floating Rate Notes (10.9%)
	Banking(8.7%)
4,000	SunTrust Bank	3.78†	10/26/05‡	4,000,000
2,500	Wells Fargo & Company	3.71†	12/05/05‡	2,501,448
1,500	Wells Fargo Bank, NA	3.77†	10/24/05‡	1,500,000
				8,001,448
	Financial Conglomerates(2.2%)
2,000	General Electric Capital Corp.	3.65†	11/3/05‡	2,001,630

	Total Floating Rate Notes (Cost $10,003,078)			10,003,078

	Certificates of Deposit (7.1%)
2,500	Citibank NA	3.61 - 3.78	10/28/05 - 11/23/05	2,500,000
4,000	First Tennessee Bank, NA	3.64 - 3.66	10/17/05 - 10/21/05	4,000,000
	(Cost $6,500,000)			6,500,000

	Banker’s Acceptance (3.7%)
3,417	JP Morgan Chase Bank
	(Cost $3,402,240)	3.54 - 3.90	10/27/05 - 01/05/06	3,402,240

	Short Term Bank Note (1.6%)
1,500	LaSalle Bank Midwest NA
	(Cost $1,500,000)	3.63	10/26/05	1,500,000

	Total Investments (Cost $91,959,209) (a)		99.9%	91,959,209

	Other Assets in Excess of Liabilities		0.1	75,042

	Net Assets		100.0%	$92,034,251

*	Resale is restricted to qualified institutional investors
†	Rate shown is the rate in effect at September30, 2005.
‡	Date of next interest rate reset.
(a)	Cost is the same for federal income tax purposes.

MATURITY SCHEDULE*

1 - 30 Days	59%
31 - 60 Days	27
61 - 90 Days	12
91 - 120 Days	1
121-180 Days	1
100%

*                 As a percentage of total market value.

2

Morgan Stanley Select Dimensions - Flexible Income

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government and Corporate Bonds (90.2%)
	Foreign (15.0%)
	Argentina (0.3%)
	Government Obligations
$310	Republic of Argentina	0.00		12/31/33	$141,050
60	Republic of Argentina (c)	13.969		04/10/49	25,500
56	Republic of Argentina	1.33		12/31/38	21,947
5	Republic of Argentina	8.28		12/31/33	5,641

	Total Argentina				194,138

	Australia (0.3%)
	Other Metals/Minerals (0.0%)
70	Murrin Holdings Property Ltd. (c) (f)	9.375		08/31/07	0

	Property - Casualty Insurers (0.3%)
200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	197,283

	Total Australia				197,283

	Belgium (0.2%)
	Cable/Satellite Tv
145	Telenet Group Holding NV - 144A*	11.50	††	06/15/14	119,262

	Brazil (1.2%)
	Government Obligations
316	Federal Republic of Brazil	8.00		01/15/18	334,960
77	Federal Republic of Brazil	8.875		10/14/19	83,814
280	Federal Republic of Brazil	14.50		10/15/09	364,840

	Total Brazil				783,614

	Canada (2.0%)
	Aluminum (0.3%)
215	Novelis, Inc. - 144A*	7.25		02/15/15	204,250

	Drugstore Chains (0.2%)
45	Jean Coutu Group PJC Inc.	7.625		08/01/12	46,012
60	Jean Coutu Group PJC Inc.	8.50		08/01/14	60,000
					106,012
	Forest Products (0.1%)
140	Tembec Industries Inc.	8.50		02/01/11	92,050

	Media Conglomerates (0.3%)
187	Canwest Media Inc.	8.00		09/15/12	198,960

	Other Metals/Minerals (0.1%)
80	Brascan Corp.	7.125		06/15/12	88,685

	Other Transportation (0.3%)
130	CHC Helicopter Corp.	7.375		05/01/14	133,900
80	CHC Helicopter Corp. - 144A*	7.375		05/01/14	82,400
					216,300
	Pulp & Paper (0.5%)
100	Abitibi-Consolidated Inc.	6.00		06/20/13	88,250
140	Abitibi-Consolidated Inc.	8.85		08/01/30	126,700
80	Bowater Canada Finance	7.95		11/15/11	81,000
					295,950

1

		Telecommunication Equipment (0.2%)
	125	Nortel Networks Ltd.	6.125		02/15/06	125,625

		Total Canada				1,327,832

		France (0.6%)
		Chemicals: Specialty (0.3%)
	225	Rhodia SA	8.875		06/01/11	213,750

		Major Telecommunications (0.2%)
	95	France Telecom S.A.	8.50		03/01/31	127,704

		Miscellaneous Manufacturing (0.1%)
	25	CIE Generale de Geophysique SA - 144A*	7.50		05/15/15	26,125

		Total France				367,579

		Germany (0.3%)
		Cable/Satellite Tv
	155	Kabel Deutschland - 144A*	10.625		07/01/14	172,050

		Indonesia (0.4%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV - 144A*	0.00		04/29/27	69,860
	83	Tjiwi Kimia Finance BV - 144A*	4.675	**	04/29/15	70,904
	213	Tjiwi Kimia Finance BV - 144A*	4.675	**	04/29/18	139,808

		Total Indonesia				280,572

		Israel (0.3%)
		Electrical Products
	167	Ormat Funding Corp.	8.25		12/30/20	168,960

		Japan (4.0%)
		Foreign Government Obligations
JPY	178000	Japan (Government of)	0.50		06/20/06	1,573,095
	110,000	Japan (Government of)	0.50		09/20/06	973,115

		Total Japan				2,546,210

		Luxembourg (0.2%)
		Telecommunications
$80		Telecom Italia Capital SpA - 144A*	4.00		01/15/10	76,892
	30	Telecom Italia Capital SpA	4.00		11/15/08	29,292

		Total Luxembourg				106,184

		Mexico (1.5%)
		Government Obligations (0.7%)
	305	United Mexican States	8.375		01/14/11	351,512
	40	United Mexican States (Series MTN)	8.30		08/15/31	50,100
	39	United Mexican States Corp.	11.50		05/15/26	62,692
						464,304
		Oil & Gas Production (0.6)
	80	Pemex Project Funding Master Trust	9.75	**	09/15/27	105,800
	170	Pemex Project Funding Master Trust - 144A*	5.17	**	06/15/10	177,310
	20	Pemex Project Funding Master Trust - 144A*	9.50		09/15/27	26,425
	30	Pemex Project Funding Master Trust	9.50		09/15/27	39,637
						349,172
		Specialty Telecommunications (0.0%)
	40	Satelites Mexicanos SA (c)	10.125		11/01/04	21,600

		Telecommunications (0.2%)
	100	Axtel SA	11.00		12/15/13	112,750

		Total Mexico				947,826

2

	Netherlands (0.2%)
	Telecommunications
75	Deutsche Telekom International Finance Corp. NV	8.75	06/15/30	97,119

	Qatar (0.4%)
	Gas Distributors (0.2%)
105	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*	8.294	03/15/14	123,152

	Government Obligation (0.2%)
100	State of Quatar	9.75	06/15/30	153,500

	Total Qatar			276,652

	Russia (1.4%)
	Government Obligations (1.3%)
110	Federal Republic of Russia	8.25	03/31/10	119,405
201	Federal Republic of Russia	11.00	07/24/18	307,821
190	Federal Republic of Russia	12.75	06/24/28	358,699
45	Federal Republic of Russia	5.00	03/31/30	51,820
				837,745
	Oil & Gas Pipelines (0.1%)
75	Gaz Capital	8.625	04/28/34	98,745

	Total Russia			936,490

	Turkey (0.9%)
	Government Obligations
100	Citigroup Inc - 144A*+++ (Issued 09/17/04)	0.00	02/23/06	141,720
70	Citigroup Inc - 144A*+++ (Issued 09/27/04)	0.00	02/23/06	105,077
190	Credut Suisse, Nassau Branch Turkey - 144A*+++	7.20	08/20/11	193,040
90	Republic of Turkey	11.00	01/14/13	115,537

	Total Turkey			555,374

	United Kingdom (0.3%)
	Advertising/Marketing Services (0.1%)
70	WPP Finance (UK) Corp.	5.875	06/15/14	72,498

	Finance/Rental/Leasing (0.2%)
130	Nationwide Building Society - 144A*	4.25	02/01/10	127,405

	Total United Kingdom			199,903

	Venezuela (0.5%)
	Government Obligations
70	Republic of Venezuela	8.50	10/08/14	77,875
240	Republic of Venezuela	9.375	01/13/34	284,760

	Total Venezuela			362,635

	Total Foreign (Cost $9,594,248)			9,639,683

	United States (75.2%)

	Corporate Bonds (34.1%)
	Aerospace & Defense (0.6%)
165	K&F Acquisition Inc.	7.75	11/15/14	167,475
100	Northrop Grumman Corp.	4.079	11/16/06	99,507
45	Raytheon Co.	8.30	03/01/10	51,105
78	Systems 2001 Asset Trust - 144A*	6.664	09/15/13	83,471
				401,558
	Air Freight/Couriers (0.1%)
30	Fedex Corp.	2.65	04/01/07	29,165
40	Fedex Corp.	7.25	02/15/11	44,203
				73,368

3

	Airlines (0.0%)
30	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	30,343

	Apparel/Footwear (0.8%)
225	Levi Strauss & Co.	8.254	**	04/01/12	225,562
60	Oxford Industries, Inc.	8.875		06/01/11	62,700
200	Phillips-Van Heusen Corp.	7.25		02/15/11	202,000
					490,262
	Apparel/Footwear Retail (0.2%)
85	Brown Shoe Co., Inc.	8.75		05/01/12	90,100
60	Limited Brands, Inc.	6.95		03/01/33	58,596
					148,696
	Auto Parts: O.E.M. (0.7%)
100	ArvinMeritor, Inc.	8.75		03/01/12	98,500
155	Lear Corp. (Series B)	8.11		05/15/09	154,269
154	TRW Automotive, Inc.	9.375		02/15/13	167,860
					420,629
	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd.- 144A* (Australia)	5.125		06/15/15	98,285

	Broadcasting (0.2%)
40	Lin Television Corp. - 144A*	6.50		05/15/13	38,100
74	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	79,272
					117,372
	Building Products (0.6%)
35	Interface Inc.	7.30		04/01/08	35,175
165	Interface Inc.	9.50		02/01/14	165,825
175	Nortek Inc.	8.50		09/01/14	161,875
					362,875
	Cable/Satellite Tv (1.5%)
170	Cablevision Systems Corp. (Series B)	7.89	**	04/01/09	175,100
116	CCH I LLC - 144A*	11.00		10/01/15	113,680
180	Comcast Cable Communications Inc.	6.75		01/30/11	193,764
100	Cox Communications, Inc.	4.625		01/15/10	97,869
210	Echostar DBS Corp.	6.375		10/01/11	209,213
65	Echostar DBS Corp.	6.625		10/01/14	64,675
75	Intelsat Bermuda Ltd. - 144A*	8.695	**	01/15/12	76,687
60	Renaissance Media Group LLC	10.00		04/15/08	59,700
					990,688
	Casino/Gaming (1.4%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (c) (f)	13.50		03/01/10	0
115	Harrah’s Operating Co., Inc.	7.875		12/15/05	116,006
150	Isle of Capri Casinos	7.00		03/01/14	144,562
100	Las Vegas Sands Corp.	6.375		02/15/15	97,000
7	Mandalay Resort Group	9.375		02/15/10	7,752
335	MGM Mirage Inc.	6.00		10/01/09	332,487
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (f)	13.00	†	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	165,619
30	Station Casinos, Inc.	6.875		03/01/16	30,562
					893,988
	Chemicals: Agricultural (0.0%)
14	IMC Global Inc. (Series B)	10.875		06/01/08	15,890

	Chemicals: Major Diversified (0.3%)
55	Huntsman Advanced Materials Corp.	11.00		07/15/10	61,875
98	Huntsman ICI Chemicals	10.125		07/01/09	101,307
45	ICI Wilmington Inc.	4.375		12/01/08	44,273
					207,455
	Chemicals: Specialty (1.8%)
161	Equistar Chemical Funding	10.125		09/01/08	173,880
35	Equistar Chemical Funding	10.625		05/01/11	38,325
100	Innophos Inc. - 144A*	8.875		08/15/14	102,750
57	Innophos Inc. - 144A*	11.79	†**	02/15/15	54,106
80	ISP Chemco	10.25		07/01/11	86,700
135	ISP Holdings Inc. (Series B)	10.625		12/15/09	143,437
40	Koppers Industry Inc.	9.875		10/15/13	44,400
175	Millennium America, Inc.	7.00		11/15/06	179,588
100	Nalco Co.	7.75		11/15/11	102,750
115	Nalco Co.	8.875		11/15/13	118,594
104	Rockwood Specialties, Inc.	10.625		05/15/11	113,880
					1,158,410

4

	Coal (0.1)
35	Foundation PA Coal Co.	7.25		08/01/14	36,662

	Construction Materials (0.1%)
65	RMCC Acquisition Co. - 144A*	9.50		11/01/12	65,975

	Consumer Sundries (0.1%)
80	Amscan Holdings, Inc.	8.75		05/01/14	70,400

	Containers/Packaging (1.4%)
100	Graham Packaging Company Inc.	8.50		10/15/12	100,000
120	Graham Packaging Company Inc.	9.875		10/15/14	115,800
150	Graphic Packaging International Corp.	9.50		08/15/13	141,750
345	Owens-Illinois Inc.	7.50		05/15/10	351,900
30	Pliant Corp.	11.125		09/01/09	25,950
75	Pliant Corp.	13.00		06/01/10	36,000
125	Sealed Air Corp. - 144A*	5.625		07/15/13	125,539
					896,939
	Data Processing Services (0.2%)
105	Sungard Data Systems Inc. - 144A*	9.125		08/15/13	109,331

	Department Stores (0.1%)
65	Penny (JC) Co., Inc.	7.40		04/01/37	70,606

	Drugstore Chains (0.1%)
14	CVS Corp. - 144A*	6.204		10/10/25	15,341
55	Rite Aid Corp.	8.125		05/01/10	56,375
					71,716
	Electric Utilities (2.5%)
80	AES Corp. (The)	7.75		03/01/14	85,200
11	AES Corp. (The)	8.875		02/15/11	11,990
16	AES Corp. (The)	9.375		09/15/10	17,720
60	AES Corp. (The) - 144A*	9.00		05/15/15	66,150
140	Arizona Public Service Co.	5.80		06/30/14	146,897
15	CC Funding Trust I	6.90		02/16/07	15,421
65	Cincinnati Gas & Electric Co.	5.70		09/15/12	67,512
200	CMS Energy Corp.	7.50		01/15/09	210,500
60	Consolidated Natural Gas Co.	5.00		12/01/14	59,246
60	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	63,842
45	Entergy Gulf States, Inc.	3.60		06/01/08	43,236
100	Entergy Gulf States, Inc.	4.27	**	12/01/09	100,354
80	Exelon Corp.	6.75		05/01/11	85,852
30	IPALCO Enterprises, Inc.	8.625		11/14/11	33,450
135	Monongahela Power Co.	5.00		10/01/06	135,308
115	MSW Energy Holdings/Finance	7.375		09/01/10	119,887
25	MSW Energy Holdings/Finance	8.50		09/01/10	26,938
30	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	29,167
15	PSEG Energy Holdings Inc.	7.75		04/16/07	15,413
100	PSEG Energy Holdings Inc.	8.625		02/15/08	105,000
90	Reliant Energy, Inc.	6.75		12/15/14	88,875
20	Texas Eastern Transmission, LP	7.00		07/15/32	23,531
35	Wisconsin Electric Power Co.	3.50		12/01/07	34,189
					1,585,678
	Electrical Products (0.4%)
35	Cooper Industries Inc.	5.25		07/01/07	35,330
150	Rayovac Corp.	8.50		10/01/13	145,500
70	Spectrum Brands, Inc.	7.375		02/01/15	63,350
					244,180

5

	Electronic Components (0.2%)
140	Sanmina-SCI Corp.	6.75		03/01/13	133,700

	Environmental Services (0.5%)
200	Allied Waste North America, Inc.	6.375		04/15/11	192,500
25	Allied Waste North America, Inc.	8.50		12/01/08	26,188
42	Allied Waste North America, Inc.	9.25		09/01/12	45,675
50	Allied Waste North America, Inc. (Series B)	8.875		04/01/08	52,375
					316,738
	Finance/Rental/Leasing (0.8%)
35	CIT Group, Inc.	2.875		09/29/06	34,435
30	CIT Group, Inc.	3.65		11/23/07	29,408
25	Hertz Corp.	7.40		03/01/11	24,252
75	Hertz Corp.	7.625		06/01/12	72,100
135	MBNA America Bank	7.125		11/15/12	151,970
30	MBNA Corp.	6.125		03/01/13	32,055
125	MBNA Corp. (Series MTNF)	4.163		05/05/08	126,121
25	SLM Corp.	4.00		01/15/10	24,313
45	SLM Corp. (Series MTNA)	5.00		10/01/13	45,132
					539,786
	Financial Conglomerates (1.1%)
120	Chase Manhattan Corp.	6.00		02/15/09	124,497
10	Chase Manhattan Corp.	7.00		11/15/09	10,825
50	Citigroup Inc.	5.625		08/27/12	52,049
20	Citigroup Inc.	5.75		05/10/06	20,166
45	Citigroup Inc.	6.00		02/21/12	47,880
50	Citigroup Inc.	6.625		06/15/32	56,560
20	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	19,639
85	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	100,313
140	General Motors Acceptance Corp.	6.875		09/15/11	127,496
150	General Motors Acceptance Corp.	8.00		11/01/31	131,303
					690,728
	Food Retail (0.3%)
39	CA FM Lease Trust - 144A*	8.50		07/15/17	44,043
145	Delhaize America, Inc.	8.125		04/15/11	157,878
					201,921
	Food: Major Diversified (0.1%)
4	Dole Food Company, Inc.	8.875		03/15/11	4,170
25	General Mills Inc.	3.875		11/30/07	24,575
30	Kraft Foods Inc.	5.25		06/01/07	30,317
					59,062
	Food: Meat/Fish/Dairy (0.7%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	87,231
90	Pilgrim’s Pride Corp.	9.625		09/15/11	97,200
60	PPC Escrow Corp.	9.25		11/15/13	66,300
125	Smithfield Foods Inc.	7.00		08/01/11	128,125
70	Smithfield Foods Inc.	7.625		02/15/08	72,800
20	Smithfield Foods Inc. (Series B)	8.00		10/15/09	21,250
					472,906
	Forest Products (0.0%)
13	Weyerhaeuser Co.	6.125		03/15/07	13,253

	Gas Distributors (0.7%)
130	Dynegy Holdings, Inc.	6.875		04/01/11	127,725
130	Dynegy Holdings, Inc. - 144A*	9.875		07/15/10	142,350
120	NiSource Finance Corp.	4.393	**	11/23/09	120,605
45	Sempra Energy	4.621		05/17/07	44,923
					435,603
	Home Building (0.4%)
80	Tech Olympic USA, Inc.	10.375		07/01/12	84,600
100	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	104,000
50	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00		07/01/10	52,000
					240,600
	Home Furnishings (0.2%)
50	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	55,630
40	Tempur-Pedic Inc.	10.25		08/15/10	43,800
					99,430

6

	Hospital/Nursing Management (0.6%)
45	HCA, Inc.	6.30		10/01/12	44,954
85	HCA, Inc.	7.875		02/01/11	91,530
55	Medcath Holdings Corp.	9.875		07/15/12	60,225
115	Tenet Healthcare Corp.	7.375		02/01/13	109,538
65	Tenet Healthcare Corp.	9.875		07/01/14	68,250
					374,497
	Hotels/Resorts/Cruiselines (0.3%)
120	Hyatt Equities LLC - 144A*	6.875		06/15/07	122,379
50	Marriott International, Inc. (Series E)	7.00		01/15/08	52,336
					174,715
	Household/Personal Care (0.1%)
75	Clorox Co. (The)	3.982	**	12/14/07	75,165

	Industrial Machinery (0.3%)
50	Goodman Global Holding Company, Inc. - 144A*	6.41	**	06/15/12	49,125
140	Goodman Global Holding Company, Inc. - 144A*	7.875		12/15/12	127,400
					176,525
	Industrial Specialties (0.4%)
165	Johnsondiversy, Inc.	9.625		05/15/12	165,413
115	UCAR Finance, Inc.	10.25		02/15/12	123,913
					289,326
	Insurance Brokers/Services (0.7%)
290	Farmers Exchange Capital - 144A*	7.05		07/15/28	300,279
185	Marsh & McLennan Co., Inc.	5.875		08/01/33	168,104
					468,383
	Investment Banks/Brokers (0.3%)
55	Goldman Sachs Group Inc. (The)	6.60		01/15/12	59,700
124	Refco Finance Holdings	9.00		08/01/12	135,470
					195,170
	Major Banks (0.2%)
20	Bank of New York Co., Inc. (The)	5.20		07/01/07	20,214
35	HSBC Finance Corp.	6.75		05/15/11	38,111
70	Wachovia Corp.	4.95		11/01/06	70,329
					128,654
	Managed Health Care (0.2%)
90	Health Net, Inc.	9.875		04/15/11	106,059
30	WellPoint Health Networks Inc.	6.325		06/15/06	30,387
					136,446
	Media Conglomerates (0.1%)
55	News America Holdings, Inc.	7.75		02/01/24	63,273
30	News America Inc.	7.125		04/08/28	32,777
					96,050
	Medical Distributors (0.1%)
70	AmerisourceBergen Corp. - 144A*	5.63		09/15/12	69,300

	Medical Specialties (0.1%)
50	Fisher Scientific International, Inc.	6.75		08/15/14	52,625

	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	195,480
25	Fresenius Medical Care Capital Trust II (Units)	7.875		02/01/08	26,063
25	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	27,938
					249,481
	Metal Fabrications (0.5%)
60	General Cable Corp.	9.50		11/15/10	63,450
170	Hexcell Corp.	6.75		02/01/15	169,150
70	Trimas Corp.	9.88		06/15/12	57,750
					290,350
	Miscellaneous Commercial Services (0.5%)
150	Iron Mountain Inc.	7.75		01/15/15	153,000
140	Iron Mountain Inc.	8.625		04/01/13	147,350
					300,350

7

	Miscellaneous Manufacturing (0.3%)
290	Associated Materials Inc.	11.25	††	03/01/14	146,450
70	Propex Fabrics Inc.	10.00		12/01/12	64,925
					211,375
	Motor Vehicles (0.7%)
145	Ford Motor Credit Co.	7.25		10/25/11	137,796
105	Ford Motor Credit Co.	7.375		10/28/09	101,512
240	General Motors Corp.	8.375		07/15/33	188,400
					427,708
	Multi-Line Insurance (0.5%)
160	AIG Sun America Global Finance VI - 144A*	6.30		05/10/11	171,447
30	American General Finance Corp. (Series MTNH)	4.625		09/01/10	29,616
45	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	44,400
15	International Lease Finance Corp.	2.95		05/23/06	14,871
30	International Lease Finance Corp.	3.75		08/01/07	29,524
					289,858
	Oil & Gas Pipelines (0.7%)
140	El Paso Production Holdings	7.75		06/01/13	147,000
95	Pacific Energy Partners/Finance	7.125		06/15/14	99,038
175	Williams Companies, Inc. (The)	7.875		09/01/21	193,375
					439,413
	Oil & Gas Production (0.8%)
50	Chesapeake Energy Corp.	6.625		01/15/16	50,875
135	Chesapeake Energy Corp.	7.50		09/15/13	144,450
160	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	176,800
40	Magnum Hunter Resources, Inc.	9.60		03/15/12	43,600
110	Pogo Producing Co. - 144A*	6.88		10/01/17	112,063
					527,788
	Oil Refining/Marketing (0.6%)
210	CITGO Petroleum Corp.	6.00		10/15/11	211,050
170	Husky Oil Ltd.	8.90		08/15/28	185,103
					396,153
	Oilfield Services/Equipment (0.3%)
50	Hanover Compressor Co.	9.00		06/01/14	55,813
62	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	64,790
60	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	64,050
					184,653
	Pharmaceuticals: Major (0.3%)
110	VWR International Inc.	6.875		04/15/12	109,175
90	Warner Chilcott Corp. - 144A*	8.75		02/01/15	86,850
					196,025
	Property - Casualty Insurers (0.1%)
85	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	85,134

	Publishing: Books/Magazines (0.8%)
59	Dex Media East/Finance	12.125		11/15/12	69,325
95	Dex Media West/Finance	9.875		08/15/13	105,331
20	Houghton Mifflin Co.	8.25		02/01/11	20,750
130	Houghton Mifflin Co.	9.875		02/01/13	138,450
175	PRIMEDIA, Inc.	8.875		05/15/11	184,188
					518,044
	Publishing: Newspapers (0.1%)
70	Knight Ridder, Inc.	5.75		09/01/17	69,369

	Pulp & Paper (0.2%)
115	Georgia-Pacific Corp.	8.875		02/01/10	128,800

	Railroads (0.4%)
22	Burlington North Santa Fe Railway Co.	4.575		01/15/21	21,421
70	Norfolk Southern Corp.	7.35		05/15/07	72,858
30	Union Pacific Corp.	3.625		06/01/10	28,441
100	Union Pacific Corp. - 144A* (Series 2004-2)	5.214		09/30/14	100,920
30	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	31,265
					254,905
	Real Estate Investment Trusts (0.5%)
24	HMH Properties, Inc. (Series B)	7.88		08/01/08	24,420
85	Host Marriott LP	6.375		03/15/15	82,875
210	Host Marriott LP	7.125		11/01/13	215,513
					322,808

8

	Savings Banks (0.1%)
25	Household Finance Corp.	4.125		12/15/08	24,564
15	Household Finance Corp.	6.375		10/15/11	16,065
					40,629
	Specialty Stores (0.7%)
60	General Nutrition Centers Inc.	8.50		12/01/10	51,450
150	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	148,500
270	Sonic Automotive, Inc.	8.625		08/15/13	268,650
					468,600
	Specialty Telecommunications (1.2%)
85	American Tower Corp.	7.125		10/15/12	89,675
90	American Tower Corp.	7.50		05/01/12	95,850
125	Qwest Communications International	7.29	**	02/15/09	124,063
370	Qwest Services Corp.	13.50	**	12/15/10	425,500
25	Qwest Services Corp.	14.00	**	12/15/14	30,438
20	U.S. West Communications Corp.	5.625		11/15/08	19,800
					785,326
	Telecommunications (0.4%)
130	AT&T Corp.	9.75		11/15/31	165,263
184	Exodus Communications, Inc. (a) (c) (f)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (a) (c) (f)	12.75		04/15/09	0
55	Sprint Capital Corp.	8.75		03/15/32	73,976
					239,239
	Tobacco (0.4%)
35	Altria Group, Inc.	7.00		11/04/13	38,369
110	Altria Group, Inc.	7.75		01/15/27	128,626
100	RJ Reynolds Tobacco Holdings - 144A*	6.50		07/15/10	100,250
					267,245
	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp.	3.89	**	08/20/07	175,337
122	Manitowoc Inc. (The)	10.50		08/01/12	136,945
60	NMHG Holding Co.	10.00		05/15/09	64,500
					376,782
	Wholesale Distributors (0.4%)
150	Buhrmann US, Inc.	8.25		07/01/14	154,125
115	Nebraska Book Company, Inc.	8.625		03/15/12	108,675
					262,800
	Wireless Telecommunications (0.8%)
45	AT&T Wireless Services, Inc.	8.75		03/01/31	60,924
75	Rural Cellular Corp.	8.37	**	03/15/10	77,625
65	Rural Cellular Corp.	9.625		05/15/08	65,650
110	SBA Comminications Corp.	8.50		12/01/12	120,175
97	SBA Communications Corp.	9.75	††	12/15/11	88,513
110	Ubiquitel Operating Co.	9.875		03/01/11	122,650
					535,537

	Total Corporate Bonds
	(Cost $22,939,529)				21,870,261

	Asset-Backed Securities (16.3%)
	Finance/Rental/Leasing (16.3%)
435	Ace Securities Corp. 2005-HE4 A2A	3.436	**	07/25/35	435,413
368	Aegis Asset Backed Securities Trust 2005-3 A1	3.741	**	08/25/35	368,534
397	Aegis Asset Backed Securities Trust 2005-4 1A1	3.78	**	10/25/35	397,079
650	American Express Credit Account Master Trust 2002-3 A	3.878	**	12/15/09	651,475
253	Asset Backed Fdg Certs 2004-OPT5 A2	3.831	**	06/25/25	252,884
650	BA Master Credit Card Trust 2001-A A	3.691	**	06/15/08	650,928
268	Bear Stearns Asset Backed Securities, Inc. 2004-HE5 1A1	3.831	**	08/25/31	267,876
235	Bear Stearns Asset Backed 2005-HE8 A1	3.79	**	08/25/35	235,574
325	Capital Auto Receivables Asset Trust 2005-1 A3	3.828	**	04/15/08	325,360
342	Carrington Mortgage Loan Trust 2005-NC4A1	3.723	**	09/25/35	342,170
278	Countrywide Asset-Backed 2004-3 3A2	3.841	**	12/25/32	278,547
311	Credit-Based Asset 2005-CB4 AV1	3.741	**	08/25/35	311,573
400	Credit-Based Asset Servicing & Securities	3.78	**	08/25/35	400,241
248	Equifirst Mortgage Loan Trust 2005-1 A1	3.70	**	04/25/35	248,307

9

335	First Franklin Mortgage Series 2005-FF7 A2	3.741	**	08/25/35	334,837
525	GE Capital Credit Card Master Note Trust 2004-1 A	3.818	**	06/15/10	525,690
249	GSAMP TRUST 2005-HE3 A2A	3.731	**	06/25/35	248,690
434	GSAMP Trust 2005-HE4 A2A	3.761	**	08/01/35	434,543
369	Lonmg Beach Mortgage Loan Trust 2005-WL1 2A1	3.751	**	06/25/35	369,626
600	MBNA Master Credit Card Trust	3.711	**	02/16/10	601,911
450	Merrill Auto Trust Securitization 2005-1 A2B	3.47	**	04/25/08	450,293
220	Merrill Lynch Mortgage Investment Inc 2005-SL1	3.841	**	06/25/35	220,420
327	Novastar Home Equity Loan 2005-1 A2A	3.58	**	06/25/35	327,052
394	Option One Mtge Loan Trust 2004-3 A3	3.941	**	11/25/34	394,652
270	Park Place Securities Inc. 2005-WCW2 A2A	3.41	**	07/25/35	270,306
208	Structured Asset Investment Loan 2003-BC13	3.80	**	11/25/33	208,991
414	Structured Asset Secs 2005-GEL1 A	3.991	**	12/25/34	414,413
252	Structured Asset Securities Corp. 2005-WMC1 A1	3.721	**	01/25/35	252,582
287	Terwin Mortgage Trust 2005-8HE A1-144A*	3.58	**	07/25/35	287,304

	Total Asset-Backed Securities (Cost $10,501,706)				10,507,271

	Motgage-Backed Securities (8.4%)
	Federal Home Loan Mortgage Corp. (0.5%)
288		7.50		11/01/29 - 06/01/32	305,741
	Federal National Mortgage Assoc. (7.7%)
779		6.50		07/01/29 - 11/01/33	803,351
2,750		7.00		***	2,878,906
331		7.00		04/01/31 - 05/01/32	347,031
247		7.50		02/01/31 - 03/01/32	261,417
483		8.00		02/01/12 - 06/01/31	517,056
113		8.50		06/30/30	123,263
					4,931,024
	Government National Mortgage Assoc. (0.2%)
105		7.50		04/15/26-08/15/29	111,643
38		8.00		02/15/26-06/15/26	40,434
					152,077
	Total Mortgage-Backed Securities (Cost $5,380,833)				5,388,842

	U.S. Government & Agencies Obligations (15.7%)
270	Federal Home Loan Mortgage Corp.	5.125		11/07/13	270,227
	U.S. Treasury Bonds
2,050		6.125		08/15/29	2,496,437
565		6.375		08/15/27	700,336
185		8.125		08/15/21	258,061
460	(b)	8.75		05/15/17	637,387
	U.S. Treasury Notes
1,000		3.875		02/15/13	974,571
555		4.25		08/15/13	553,266
705		8.75		08/15/20	1,020,571
	U.S. Treasury Strips
1,750		0.00		08/15/17	1,023,689
700		0.00		02/15/06	690,181
1,900		0.00		08/15/22	866,446
900		0.00		02/15/25	365,330
600		0.00		02/15/27	222,829
	Total U.S. Government Agency & Obligations (Cost $9,638,776)				10,079,331

	U.S. Governement Agency - Collateralized Mortgage Obligation (0.7%)
450	Freddie Mac (Cost $450,000)	3.98		09/25/45	449,996

	Total United States (Cost $48,910,844)				48,295,701

	Total Government & Corporate Bonds (Cost $58,505,092)				57,935,384

	Convertible Bond (0.2%)
	Telecommunication Equipment
130	Nortel Networks Corp. (Cost $125,284)	4.25		09/01/08	123,012

10

NUMBER OF SHARES		VALUE
	Common Stocks (e) (0.1%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. + (f)	0

	Food: Specialty/Candy (0.0%)
100	SFAC New Holdings Inc. ++ (d) (f)	0
18	SFFB New Holdings Inc. (d) (f)	0
		0
	Medical/Nursing Services (0.0%)
34,888	Raintree Healthcare Corp. (d) (f)	0

	Restaurants (0.1%)
10,137	Catalina Restaurant Group (d) (f)	36,088

	Specialty Telecommunications (0.0%)
1,171	Birch Telecom Inc. (d) (f)	12
16,679	PFB Telecom NV (Series B) (d) (f)	0
352	Viatel Holdings Bermuda Ltd. (d)	1
		13
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (d) (f)	0

	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (d)	1,241
4,516	Vast Solutions, Inc. (Class B1) (d) (f)	0
4,516	Vast Solutions, Inc. (Class B2) (d) (f)	0
4,516	Vast Solutions, Inc. (Class B3) (d) (f)	0
		1,241

	Total Common Stocks (Cost $2,419,288)	37,342

NUMBER OF SHARES		VALUE
	Non-Convertible Preferred Stocks (0.1%)
	Broadcasting (0.1%)
4	Paxson Communications Corp.†	27,400

	Restaurants (0.0)
20	Catalina Restaurant Group (Units)‡ (f)	18,183

	Total Non-Convertible Preferred Stocks (Cost $60,203)	45,583

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (e) (0.0%)
	Casino/Gaming (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A* (f)	03/01/10	0
250	Resort At Summerlin LP - 144A* (f)	12/15/07	0
			0
	Electric Utilities (0.0%)
125	TNP Enterprises, Inc. - 144A* (f)	04/04/11	3,000

11

	Restaurants (0.0%)
4,250	Catalina Restaurant Group (d) (f)	07/10/12	0

	Total Warrants (Cost $3,842)		3,000

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investment (12.5%)
	Repurchase Agreement
$8,048	Joint repurchase agreement account (dated 09/30/05; proceeds $8,050,565) (g) (Cost $8,048,000)	3.825	10/03/05	8,048,000

	Total Investments (Cost $69,164,274) (h)(i)		103.1%	66,192,321
	Liabilities In Excess of other Assets		(3.1)	(1,991,106)
	Net Assets		100.0%	$64,201,215

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at September 30, 2005.
***	Securities purchased on a forward commitment basis with an approximate principal amount and no definate maturity date; the actual principal amount and maturity date will be determined upon settlement.
+	Resale is restricted; acquired (12/12/98) at a cost basis of $3,549.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
+++	Turkish currency index credit linked unsecured note.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)	Issuer in bankruptcy.
(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $42,350.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)

Securities with a total market value equal to $57,283 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s directors.

(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Securities have been designated as collateral in an amount equal to $22,425,085 in connection with forward foreign currency contracts and open futures contracts.
(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,484,889 and the aggregate gross unrealized depreciation is $4,449,098, resulting in net unrealized depreciation of $2,964,209.

Bond Insurance:
FSA	Financial Security Assurance Inc.

12

Morgan Stanley Select Flexible Income Trust

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2005:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

42	Short	US Treasury Note 2 Year, Dec.2005	$(8,647,406)	$46,864

73	Short	US Treasury Note 5 Year, Dec.2005	(7,800,735)	71,919

24	Long	US Treasury Note 10 Year, Dec. 2005	2,638,125	(21,910)

3	Short	US Treasury Bond 20 Year, Dec. 2005	(343,219)	8,530

	Net unrealized appreciation			$105,403

Currency Abbreviations:

JPY                         Japanese Yen.

1

Morgan Stanley Select Dimensions - Balanced Portfolio

Portfolio of Investments September 30, 2005  (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (67.8%)
	Aerospace & Defense (1.5%)
13,400	Northrop Grumman Corp.	$728,290
17,520	Raytheon Co.	666,110
		1,394,400
	Beverages: Alcoholic (0.5%)
8,500	Diageo PLC (ADR) (United Kingdom)	493,085

	Beverages: Non-Alcoholic (1.1%)
23,490	Coca-Cola Co. (The)	1,014,533

	Biotechnology (0.8%)
18,000	Chiron Corp.*	785,160

	Broadcasting (1.4%)
41,450	Clear Channel Communications, Inc.	1,363,291

	Chemicals: Major Diversified (2.7%)
54,080	Bayer AG (ADR) (Germany)	1,990,144
13,860	Dow Chemical Co. (The)	577,546
		2,567,690
	Computer Processing Hardware (1.1%)
34,450	Hewlett-Packard Co.	1,005,940

	Department Stores (0.6%)
11,200	Kohl’s Corp.*	562,016

	Discount Stores (1.3%)
5,710	Target Corp.	296,520
20,500	Wal-Mart Stores, Inc.	898,310
		1,194,830
	Electric Utilities (2.8%)
18,170	American Electric Power Co., Inc.	721,349
9,620	Entergy Corp.	714,958
6,806	Exelon Corp.	363,697
15,500	FirstEnergy Corp.	807,860
		2,607,864
	Finance/Rental/Leasing (1.4%)
18,750	Freddie Mac	1,058,625
8,700	MBNA Corp.	214,368
		1,272,993
	Financial Conglomerates (4.9%)
34,650	Citigroup, Inc.	1,577,268
53,796	JPMorgan Chase & Co.	1,825,298
8,890	Prudential Financial, Inc.	600,608
11,970	State Street Corp.	585,572
		4,588,746
	Food: Major Diversified (1.8%)
2,680	Kraft Foods, Inc. (Class A)	82,020
21,780	Unilever N.V. (NY Registered Shares) (Netherlands)	1,556,181
		1,638,201
	Food: Specialty/Candy (0.7%)
16,800	Cadbury Schweppes PLC (ADR) (United Kingdom)	684,264

1

	Household/Personal Care (0.4%)
6,000	Procter & Gamble Co. (The)	356,760

	Industrial Conglomerates (3.1%)
41,990	General Electric Co.	1,413,803
14,020	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	535,985
12,840	Siemens AG (ADR) (Germany)	992,917
		2,942,705
	Industrial Machinery (0.1%)
1,270	Parker Hannifin Corp.	81,674

	Insurance Brokers/Services (0.2%)
7,000	Marsh & McLennan Companies, Inc.	212,730

	Integrated Oil (4.7%)
16,520	BP PLC (ADR) (United Kingdom)	1,170,442
18,830	ConocoPhillips	1,316,405
12,090	Exxon Mobil Corp.	768,199
17,110	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	1,123,100
		4,378,146
	Investment Banks/Brokers (4.2%)
3,300	Goldman Sachs Group, Inc. (The)	401,214
9,090	Lehman Brothers Holdings, Inc.	1,058,803
25,270	Merrill Lynch & Co., Inc.	1,550,315
65,640	Schwab (Charles) Corp. (The)	947,185
		3,957,517
	Life/Health Insurance (0.3%)
17,800	Aegon N.V. (NY Registered Shares) (Netherlands)	265,220

	Major Banks (1.6%)
21,450	Bank of America Corp.	903,045
10,990	PNC Financial Services Group	637,640
		1,540,685
	Major Telecommunications (3.0%)
22,120	France Telecom S.A. (ADR) (France)	635,950
51,257	Sprint Nextel Corp.	1,218,892
31,740	Verizon Communications, Inc.	1,037,543
		2,892,385
	Managed Health Care (1.2%)
9,920	CIGNA Corp.	1,169,171

	Media Conglomerates (3.6%)
40,810	Disney (Walt) Co. (The)	984,745
91,360	Time Warner, Inc.	1,654,530
21,700	Viacom, Inc. (Class B) (Non-Voting)	716,317
		3,355,592
	Medical Specialties (1.2%)
10,000	Applera Corp. - Applied Biosystems Group	232,400
9,560	Bausch & Lomb, Inc.	771,301
5,400	Boston Scientific Corp.*	126,198
		1,129,899
	Motor Vehicles (0.7%)
21,890	Honda Motor Co., Ltd. (ADR) (Japan)	637,549

	Multi-Line Insurance (0.6%)
7,270	Hartford Financial Services Group, Inc. (The)	561,026

	Oil Refining/Marketing (1.0%)
8,520	Valero Energy Corp.	963,271

	Oilfield Services/Equipment (1.4%)
15,230	Schlumberger Ltd. (Netherlands Antilles)	1,285,107

2

	Packaged Software (1.1%)
47,470	Symantec Corp.*	1,075,670

	Pharmaceuticals: Major (8.9%)
75,820	Bristol-Myers Squibb Co.	1,824,229
12,190	GlaxoSmithKline PLC (ADR)* (United Kingdom)	625,103
18,460	Lilly (Eli) & Co.	987,979
21,720	Roche Holdings Ltd. (ADR) (Switzerland)	1,501,938
19,900	Sanofi-Aventis (ADR) (France)	826,845
73,810	Schering-Plough Corp.	1,553,701
22,980	Wyeth	1,063,285
		8,383,080
	Precious Metals (1.1%)
21,420	Newmont Mining Corp.	1,010,381

	Property - Casualty Insurers (2.4%)
12,450	Chubb Corp. (The)	1,114,898
25,726	St. Paul Travelers Companies, Inc. (The)	1,154,326
		2,269,224
	Railroads (0.1%)
2,240	Norfolk Southern Corp.	90,854

	Restaurants (0.4%)
11,430	McDonald’s Corp.	382,791

	Semiconductors (1.7%)
34,440	Intel Corp.	848,946
53,980	Micron Technology, Inc.*	717,934
		1,566,880
	Specialty Stores (0.1%)
4,400	Office Depot, Inc.*	130,680

	Telecommunication Equipment (1.1%)
47,480	Motorola, Inc.	1,048,833

	Tobacco (1.0%)
12,380	Altria Group, Inc.	912,530

	TOTAL COMMON STOCKS (Cost $50,426,465)	63,773,373

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CORPORATE BONDS (7.6%)
	Advertising/Marketing Services (0.1%)
$50	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	51,784

	Aerospace & Defense (0.2%)
55	Northrop Grumman Corp.	4.079	11/16/06	54,729
10	Raytheon Co.	6.15	11/01/08	10,404
25	Raytheon Co.	8.30	03/01/10	28,392
112	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	120,198
				213,723
	Air Freight/Couriers (0.1%)
50	Fedex Corp.	2.65	04/01/07	48,609

	Airlines (0.2%)
105	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	107,914
45	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	45,514
				153,428

3

	Apparel/Footwear Retail (0.0%)
45	Limited Brands, Inc.	6.95		03/01/33	43,947

	Beverages: Alcoholic (0.2%)
75	FBG Finance Ltd.- 144A** (Australia)	5.125		06/15/15	73,714
75	Miller Brewing Co. - 144A**	4.25		08/15/08	73,984
					147,698
	Cable/Satellite TV (0.2%)
10	Comcast Cable Communications, Inc.	6.75		01/30/11	10,765
10	Comcast Corp.	7.625		02/15/08	10,585
60	Cox Communications, Inc.	4.625		01/15/10	58,721
55	TCI Communications, Inc.	7.875		02/15/26	65,818
					145,889
	Chemicals: Major Diversified (0.0%)
40	ICI Wilmington, Inc.	4.375		12/01/08	39,354

	Containers/Packaging (0.1%)
80	Sealed Air Corp. - 144A**	5.625		07/15/13	80,345

	Drugstore Chains (0.2%)
180	CVS Corp.	5.625		03/15/06	180,846
14	CVS Corp. - 144A**	6.204		10/10/25	15,341
					196,187
	Electric Utilities (0.9%)
70	Arizona Public Service Co.	5.80		06/30/14	73,449
20	Arizona Public Service Co.	6.75		11/15/06	20,457
60	Carolina Power & Light Co.	5.125		09/15/13	60,512
40	CC Funding Trust I	6.90		02/16/07	41,123
35	Cincinnati Gas & Electric Co.	5.70		09/15/12	36,353
30	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	29,623
60	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	63,842
45	Consumers Energy Co.	4.80		02/17/09	44,902
60	Detroit Edison Co. (The)	6.125		10/01/10	63,465
30	Entergy Gulf States, Inc.	3.60		06/01/08	28,824
45	Entergy Gulf States, Inc.	4.27	†	12/01/09	45,159
40	Exelon Corp.	6.75		05/01/11	42,926
95	FPL Group Capital, Inc.	3.25		04/11/06	94,466
30	Pacific Gas & Electric Co.	6.05		03/01/34	31,319
15	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	14,584
45	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	45,396
20	South Carolina Electric & Gas Co.	5.30		05/15/33	19,787
20	Texas Eastern Transmission, LP	7.00		07/15/32	23,531
25	Wisconsin Electric Power Co.	3.50		12/01/07	24,421
					804,139
	Electrical Products (0.1%)
70	Cooper Industries, Inc.	5.25		07/01/07	70,659

	Electronics/Appliances (0.0%)
40	LG Electronics, Inc. - 144A** (South Korea)	5.00		06/17/10	39,480

	Finance/Rental/Leasing (0.5%)
55	CIT Group, Inc.	2.875		09/29/06	54,112
105	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	101,134
10	Ford Motor Credit Co.	7.25		10/25/11	9,503
45	MBNA Corp.	6.125		03/01/13	48,082
95	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	93,104
70	Residential Capital Corp. - 144A**	6.375		06/30/10	70,987
45	SLM Corp.	4.00		01/15/10	43,763
75	SLM Corp. (Series MTNA)	5.00		10/01/13	75,219
					495,904
	Financial Conglomerates (0.7%)
105	Bank One Corp. (Series MTNA)	6.00		02/17/09	108,511

4

95	Chase Manhattan Corp.	6.00		02/15/09	98,560
90	Citigroup, Inc.	5.625		08/27/12	93,689
60	Citigroup, Inc.	5.75		05/10/06	60,499
90	Citigroup, Inc.	6.00		02/21/12	95,761
40	General Electric Capital Corp.	4.25		12/01/10	39,277
10	General Electric Capital Corp. (Series MTNA)	5.875		02/15/12	10,520
100	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	118,016
					624,833
	Food: Major Diversified (0.0%)
20	General Mills, Inc.	3.875		11/30/07	19,660
25	Kraft Foods, Inc.	5.25		06/01/07	25,265
					44,925
	Forest Products (0.0%)
11	Weyerhaeuser Co.	6.125		03/15/07	11,214

	Gas Distributors (0.2%)
45	NiSource Finance Corp.	4.393	†	11/23/09	45,227
65	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	76,237
45	Sempra Energy	4.621		05/17/07	44,923
					166,387
	Home Furnishings (0.0%)
35	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	38,941

	Hotels/Resorts/Cruiselines (0.2%)
70	Hyatt Equities LLC - 144A**	6.875		06/15/07	71,388
110	Marriott International, Inc. (Series E)	7.00		01/15/08	115,140
					186,528
	Household/Personal Care (0.1%)
85	Clorox Co. (The)	3.982	†	12/14/07	85,187

	Industrial Conglomerates (0.1%)
50	Textron Financial Corp.	4.125		03/03/08	49,372

	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A**	7.05		07/15/28	207,089
110	Marsh & McLennan Companies, Inc.	5.375		07/15/14	106,552
					313,641
	Investment Banks/Brokers (0.1%)
50	Goldman Sachs Group, Inc. (The)	5.25		10/15/13	50,533
30	Goldman Sachs Group, Inc. (The)	6.60		01/15/12	32,564
					83,097
	Major Banks (0.1%)
30	Bank of New York Co., Inc. (The)	5.20		07/01/07	30,320
55	HSBC Finance Corp.	6.75		05/15/11	59,889
					90,209
	Major Telecommunications (0.5%)
75	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	97,119
70	France Telecom S.A. (France)	8.50		03/01/31	94,098
20	Sprint Capital Corp.	8.75		03/15/32	26,901
60	Telecom Italia Capital SpA - 144A** (Luxembourg)	4.00		01/15/10	57,669
45	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	43,939
160	Verizon New England, Inc.	6.50		09/15/11	170,488
					490,214
	Managed Health Care (0.1%)
60	WellPoint Health Networks, Inc.	6.375		06/15/06	60,775
5	WellPoint, Inc.	3.75		12/14/07	4,901
					65,676
	Media Conglomerates (0.1%)
30	News America Holdings, Inc.	7.75		02/01/24	34,513
15	News America, Inc.	7.28		06/30/28	16,679
					51,192

5

	Motor Vehicles (0.0%)
35	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	42,497

	Multi-Line Insurance (0.4%)
180	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	192,878
80	American General Finance Corp. (Series MTNH)	4.625		09/01/10	78,976
20	AXA Financial, Inc.	6.50		04/01/08	20,886
30	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	29,600
30	International Lease Finance Corp.	3.75		08/01/07	29,524
					351,864
	Oil & Gas Production (0.3%)
40	Pemex Project Funding Master Trust	7.375		12/15/14	44,500
190	Pemex Project Funding Master Trust	8.625		02/01/22	232,750
					277,250
	Other Metals/Minerals (0.1%)
60	Brascan Corp. (Canada)	7.125		06/15/12	66,514

	Property - Casualty Insurers (0.5%)
200	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	197,283
55	Platinum Underwriters Finance Holdings, Ltd. - 144A**	6.371		11/16/07	55,485
35	Platinum Underwriters Finance Holdings, Ltd. - 144A**	7.50		06/01/17	34,981
70	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	70,110
100	XLLIAC Global Funding - 144A**	4.80		08/10/10	99,461
					457,320
	Publishing: Newspapers (0.1%)
65	Knight Ridder, Inc.	5.75		09/01/17	64,414

	Pulp & Paper (0.1%)
50	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	50,926

	Railroads (0.2%)
39	Burlington North Santa Fe Railway Co.	4.575		01/15/21	38,558
45	Norfolk Southern Corp.	7.35		05/15/07	46,837
35	Union Pacific Corp.	6.625		02/01/08	36,472
10	Union Pacific Corp.	6.65		01/15/11	10,792
25	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	26,054
					158,713
	Real Estate Development (0.2%)
168	World Financial Properties - 144A**	6.91		09/01/13	178,909

	Real Estate Investment Trusts (0.0%)
10	EOP Operating L.P.	4.75		03/15/14	9,647
25	EOP Operating L.P.	6.763		06/15/07	25,765
					35,412
	Regional Banks (0.1%)
110	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	108,190

	Savings Banks (0.3%)
40	Household Finance Corp.	4.125		12/15/08	39,303
20	Household Finance Corp.	5.875		02/01/09	20,655
25	Household Finance Corp.	6.375		10/15/11	26,775
65	Household Finance Corp.	6.40		06/17/08	67,844
55	Washington Mutual Bank	5.50		01/15/13	56,253
45	Washington Mutual, Inc.	8.25		04/01/10	50,546
					261,376
	Tobacco (0.1%)
45	Altria Group, Inc.	7.00		11/04/13	49,332
50	Altria Group, Inc.	7.75		01/15/27	58,466
					107,798
	Trucks/Construction/Farm Machinery (0.1%)
95	Caterpillar Financial Services Corp. (Series MTNF)	3.89	†	08/20/07	95,183
20	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	19,640
					114,823

6

	Wireless Telecommunications (0.0%)
30	AT&T Wireless Services, Inc.	8.75		03/01/31	40,616

	TOTAL CORPORATE BONDS (Cost $6,961,797)				7,149,184

	FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
50	United Mexican States (Mexico)	8.375		01/14/11	57,625
45	United Mexican States (Mexico) (Series MTN)	8.30		08/15/31	56,363

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $108,578)				113,988

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS (11.3%)
290	Federal Home Loan Mortgage Corp.	5.125		11/07/13	290,244
	U.S. Treasury Bonds
50		6.125		08/15/29	60,889
410		6.375		08/15/27	508,208
1,540		7.625		02/15/25	2,126,464
740		8.125		8/15/19 - 08/15/21	1,026,375
200		8.50		02/15/20	282,477
425		8.75		08/15/20	615,238
	U.S. Treasury Notes
1,025		3.875		02/15/13	998,935
3,760		4.25		08/15/13	3,748,254
	U.S. Treasury Strips
1,700		0.00		02/15/25	690,067
425		0.00		02/15/27	157,837
160		0.00		02/15/25	64,580

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $10,239,856)				10,569,568

	MORTGAGE-BACKED SECURITIES (3.1%)
	Federal Home Loan Mortgage Corp.
251		6.50		03/01/33	258,144
100		7.00	††		104,500
1		7.50		08/01/30	1,493
236	Federal Home Loan Mortgage Corp. (Gold)	7.50		09/01/25 - 06/01/32	249,851
	Federal National Mortgage Assoc.
181		3.977		07/01/33	181,766
259		6.50		01/01/32	267,115
155		7.00		05/01/31 - 09/01/32	162,415
1,100		7.00	††		1,151,563
112		7.50		08/01/29 - 01/01/31	118,753
305		8.00		12/01/28 - 01/01/32	326,625
72	Government National Mortgage Assoc.	7.50		08/15/23 - 10/15/29	76,719

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,895,470)				2,898,944

	ASSET-BACKED SECURITIES (4.7%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	3.878	†	12/15/09	150,340
300	American Express Credit Account Master Trust 2003-3 A	3.878	†	11/15/10	300,931
175	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	173,517
100	Capital Auto Receivables Asset Trust 2004-2 A	3.35		02/15/08	98,661
175	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	173,749
150	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	148,622
215	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	216,977
75	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	73,873
200	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90		10/15/07	200,377
100	CNH Equipment Trust 2005-A A3	4.02		04/15/09	99,218

7

225	CNH EQUIPMENT TST - SER 2005-B, A3	4.27		01/15/10	223,695
125	Daimler Chrysler Auto Trust 2005-B A3	4.04		09/08/09	124,142
125	Ford Credit Auto Owner Trust 2005B A3	4.17		01/15/09	124,418
150	GE Dealer Floorplan Master Note Trust 2004-1 A	3.846	†	07/20/08	150,098
200	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	196,864
125	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	123,694
100	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	99,160
150	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	148,388
100	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	99,018
100	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	104,356
200	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	198,539
125	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	121,265
175	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	173,628
50	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	50,039
200	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	196,683
200	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	197,206
125	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	123,941
125	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	124,041
75	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	73,852
75	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	74,465
75	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	74,156

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,467,466)				4,437,913

	COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
199	Federal National Mortgage Assoc.2005-S001-2A2	3.98		09/25/45	199,283
439	Federal National Mortgage Assoc.2005-68 XI (OI)	6.00		08/25/35	102,965

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $272,684)				302,248

	SHORT-TERM INVESTMENTS (6.9%)
	U.S. Government Agencies & Obligations (0.4%)
100	U.S. Treasury Bill*** (a)	3.35		01/12/06	99,060
	U.S. Treasury Notes
210		1.625		02/28/06	208,171
90		5.625		02/15/06	90,594
	(Cost $398,157)				397,825

	Repurchase Agreement (6.5%)
6,114	Joint repurchase agreement account (dated 9/30/05; proceeds $6,115,949) (b)
	(Cost $6,114,000)	3.825		10/03/05	6,114,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,512,157)				6,511,825

	TOTAL INVESTMENTS (Cost $81,884,473) (c) (d)			101.8%	95,757,043
	LIABILITIES IN EXCESS OF OTHER ASSETS			(1.8)	(1,667,785)
	NET ASSETS			100.0%	$94,089,258

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $12,200.

8

†	Floating rate security, rate shown is the rate in effect at September 30, 2005.
††

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.

(a)	Purchased on a discount basis. The interest rate shown have been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $5,562,636, in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,460,991 and the aggregate gross unrealized depreciation is $1,655,455, resulting in net unrealized appreciation of $13,805,536.

Futures Contracts Open at September 30, 2005:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
5	Short	U.S. Treasury Notes 2 Years, December 2005	$(1,029,453)	$7,345
15	Short	U.S. Treasury Notes 5 Years, December 2005	(1,602,891)	14,920
7	Long	U.S. Treasury Notes 10 Years, December 2005	769,453	(6,472)
6	Short	U.S. Treasury Bond 20 Years, December 2005	(686,438)	15,005

	Net unrealized appreciation			$30,798

9

Morgan Stanley Select Dimensions Utilities Portfolio

Portfolio of Investments September 30, 2005  (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.5%)
	Electric Utilities (56.4%)
105,000	AES Corp. (The)*	$1,725,150
35,000	Allegheny Energy, Inc.*	1,075,200
20,000	Ameren Corp.	1,069,198
25,000	American Electric Power Co., Inc.	992,500
40,000	CenterPoint Energy, Inc.	594,800
30,000	CMS Energy Corp.*	493,500
20,000	Consolidated Edison, Inc.	971,000
42,000	Constellation Energy Group, Inc.	2,587,200
34,000	Dominion Resources, Inc.	2,928,760
25,000	DPL, Inc.	695,000
63,710	Duke Energy Corp.	1,858,421
60,000	Edison International	2,836,800
31,500	Entergy Corp.	2,341,080
50,000	Exelon Corp.	2,672,000
35,000	FirstEnergy Corp.	1,824,200
60,000	FPL Group, Inc.	2,856,000
50,000	NSTAR	1,446,000
50,000	NRG Energy, Inc.*	2,130,000
55,000	PG&E Corp.	2,158,750
19,400	Pinnacle West Capital Corp.	855,152
55,000	PNM Resources, Inc.	1,576,850
82,000	PPL Corp.	2,651,060
52,000	Reliant Energy, Inc.*	802,880
50,000	SCANA Corp.	2,112,000
40,000	Southern Co. (The)	1,430,400
20,000	TECO Energy, Inc.	360,400
25,000	TXU Corp.	2,822,000
40,000	Wisconsin Energy Corp.	1,596,800
		47,463,101
	Energy (24.0%)
40,000	AGL Resources, Inc.	1,484,400
25,000	Burlington Resources, Inc.	2,033,000
55,000	Equitable Resources, Inc.	2,148,300
30,600	KeySpan Corp.	1,125,468
20,000	Kinder Morgan, Inc.	1,923,200
60,500	MDU Resources Group, Inc.	2,156,825
35,000	New Jersey Resources Corp.	1,609,300
15,000	Peabody Energy Corp.	1,265,250
30,000	Questar Corp.	2,643,600
32,000	Sempra Energy	1,505,920
90,000	Williams Companies, Inc. (The)	2,254,500
		20,149,763
	Telecommunications (16.1%)
29,160	ALLTEL Corp.	1,898,608
80,000	American Tower Corp. (Class A)*	1,997,103
35,500	BellSouth Corp.	933,650
30,625	CenturyTel, Inc.	1,071,262
41,272	SBC Communications, Inc.	989,290
110,025	Sprint Nextel Corp.	2,616,395
32,400	Telefonica de Espana S.A. (ADR) (Spain)	1,598,110
40,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	850,800
23,394	Verizon Communications, Inc.	764,750
30,000	Vodafone Group PLC (ADR) (United Kingdom)	779,100
		13,499,068
	TOTAL COMMON STOCKS (Cost $45,910,406)	81,111,932

1

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	CORPORATE BONDS (1.5%)
	Electric Utilities (0.8%)
$45	Appalachian Power Co. (Series G)	3.60%		05/15/08	43,791
25	Carolina Power & Light Co.	5.125		09/15/13	25,213
45	Cleco Power LLC	5.375		05/01/13	45,334
60	Commonwealth Edison Co. (Series 98)	6.15		03/15/12	62,410
35	Duquesne Light Co. (Series O)	6.70		04/15/12	38,232
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,608
10	Entergy Gulf States, Inc.	4.27	†	12/01/09	10,035
45	Exelon Corp.	6.75		05/01/11	48,292
25	FirstEnergy Corp. (Series B)	6.45		11/15/11	26,653
15	Indianapolis Power & Light Co. - 144A**	6.30		07/01/13	15,938
60	Jersey Central Power & Light Co. (Series MTN)	6.45		05/15/06	60,708
20	Pacific Gas & Electric Co.	6.05		03/01/34	20,880
60	Pinnacle West Capital Corp.	6.40		04/01/06	60,537
55	Public Service Co. of New Mexico (Series B)	7.50		08/01/18	63,342
50	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	50,440
30	Texas-New Mexico Power Co.	6.25		01/15/09	31,080
20	TXU Energy Co.	7.00		03/15/13	21,744
					634,237
	Energy (0.0%)
15	Panhandle Eastern Pipe Line Co.	4.80		08/15/08	14,978
10	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	9,722
					24,700
	Telecommunications (0.7%)
10	AT&T Corp.	9.05		11/15/11	11,313
60	AT&T Wireless Services, Inc.	7.875		03/01/11	68,386
20	AT&T Wireless Services, Inc.	8.75		03/01/31	27,077
55	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	71,221
60	France Telecom S.A. (France)	8.50		03/01/31	80,655
180	GTE Corp.	7.90		02/01/27	192,095
20	SBC Communications, Inc.	6.45		06/15/34	21,211
35	Sprint Capital Corp.	8.375		03/15/12	41,242
35	Sprint Capital Corp.	8.75		03/15/32	47,076
50	Vodafone Airtouch PLC (United Kingdom)	7.75		02/15/10	55,823
					616,099
	TOTAL CORPORATE BONDS (Cost $1,211,224)				1,275,036

	U.S. GOVERNMENT OBLIGATIONS (0.1%)
30	U.S. Treasury Bond	6.125		08/15/29	36,533
15	U.S. Treasury Bond	6.375		08/15/27	18,593
100	U.S. Treasury Strip	0.00		02/15/25	40,592
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $86,872)				95,718

	SHORT-TERM INVESTMENT (2.0%)
	REPURCHASE AGREEMENT
1,722	Joint repurchase agreement account (dated 9/30/05; proceeds $1,722,549) (a)
	(Cost $1,722,000)	3.825		10/03/05	1,722,000

	TOTAL INVESTMENTS
	(Cost $48,930,502) (b)			100.1%	84,204,686
	LIABILITIES IN EXCESS OF OTHER ASSETS			(0.1)	(149,063)
	NET ASSETS			100.0%	$84,055,623

2

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at September 30, 2005.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,311,427 and the aggregate gross unrealized depreciation is $43,568, resulting in net unrealized appreciation of $35,267,859.

3

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments September 30, 2005  (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.4%)
	Aerospace & Defense (0.9%)
53,063	Northrop Grumman Corp.	$2,883,974

	Apparel/Footwear (1.4%)
75,228	V.F. Corp.	4,360,967

	Auto Parts: O.E.M. (1.1%)
56,351	Johnson Controls, Inc.	3,496,580

	Beverages: Non-Alcoholic (1.7%)
127,041	Coca-Cola Co. (The)	5,486,901

	Biotechnology (0.7%)
24,707	Genentech, Inc.*	2,080,577

	Chemicals: Agricultural (1.5%)
76,281	Monsanto Co.	4,786,633

	Chemicals: Major Diversified (1.4%)
108,938	Dow Chemical Co. (The)	4,539,447

	Computer Communications (1.4%)
181,443	Juniper Networks, Inc.*	4,316,529

	Computer Processing Hardware (2.7%)
87,112	Apple Computer, Inc.*	4,670,074
114,891	Dell, Inc.*	3,929,272
		8,599,346
	Data Processing Services (0.8%)
60,275	First Data Corp.	2,411,000

	Discount Stores (3.2%)
195,224	Target Corp.	10,137,982

	Drugstore Chains (2.7%)
297,002	CVS Corp.	8,616,028

	Electric Utilities (2.9%)
90,348	Exelon Corp.	4,828,197
87,579	FPL Group, Inc.	4,168,760
		8,996,957
	Financial Conglomerates (4.7%)
189,789	Citigroup, Inc.	8,639,195
67,310	JPMorgan Chase & Co.	2,283,828
46,559	UBS AG (ADR) (Switzerland)	3,980,795
		14,903,818

1

	Financial Publishing/Services (0.9%)
58,111	McGraw-Hill Companies, Inc. (The)	2,791,652

	Food: Major Diversified (3.6%)
198,032	PepsiCo, Inc.	11,230,395

	Home Improvement Chains (1.3%)
107,568	Home Depot, Inc. (The)	4,102,644

	Household/Personal Care (3.3%)
172,685	Procter & Gamble Co. (The)	10,267,850

	Industrial Conglomerates (9.7%)
111,600	3M Co.	8,186,976
289,423	General Electric Co.	9,744,872
239,246	United Technologies Corp.	12,402,513
		30,334,361
	Information Technology Services (1.7%)
66,318	International Business Machines Corp.	5,320,030

	Integrated Oil (8.2%)
169,800	BP PLC (ADR) (United Kingdom)	12,030,330
214,929	Exxon Mobil Corp.	13,656,589
		25,686,919
	Internet Software/Services (2.4%)
10,600	Google, Inc. (Class A)*	3,354,476
119,097	Yahoo!, Inc.*	4,030,242
		7,384,718
	Investment Banks/Brokers (3.1%)
41,183	Goldman Sachs Group, Inc. (The)	5,007,029
75,698	Merrill Lynch & Co., Inc.	4,644,072
		9,651,101
	Investment Managers (1.9%)
183,092	Mellon Financial Corp.	5,853,451

	Life/Health Insurance (1.6%)
96,552	Lincoln National Corp.	5,022,635

	Major Banks (3.0%)
223,996	Bank of America Corp.	9,430,232

	Major Telecommunications (1.5%)
148,517	Verizon Communications, Inc.	4,855,021

	Managed Health Care (3.6%)
79,027	Caremark Rx, Inc.*	3,945,818
130,056	UnitedHealth Group, Inc.	7,309,147
		11,254,965
	Medical Specialties (2.3%)
8,758	Alcon, Inc. (Switzerland)	1,119,973
41,008	Fisher Scientific International, Inc.*	2,544,546
67,900	Medtronic, Inc.	3,640,798
		7,305,317

2

	Office Equipment/Supplies (2.4%)
179,589	Pitney Bowes, Inc.		7,496,045

	Oil & Gas Production (1.7%)
120,241	XTO Energy, Inc.		5,449,322

	Oilfield Services/Equipment (1.9%)
52,444	Halliburton Co.		3,593,463
26,300	Schlumberger Ltd. (Netherlands Antilles)		2,219,194
			5,812,657
	Packaged Software (3.3%)
304,661	Microsoft Corp.		7,838,928
114,500	Symantec Corp.*		2,594,570
			10,433,498
	Pharmaceuticals: Major (6.9%)
160,836	Bristol-Myers Squibb Co.		3,869,714
88,919	Johnson & Johnson		5,626,794
174,396	Pfizer, Inc.		4,354,668
169,388	Wyeth		7,837,583
			21,688,759
	Property - Casualty Insurers (0.2%)
15,300	St. Paul Travelers Companies, Inc. (The)		686,511

	Semiconductors (4.1%)
233,220	Intel Corp.		5,748,873
66,103	Marvell Technology Group, Ltd. (Bermuda)*		3,048,009
122,622	Texas Instruments, Inc.		4,156,886
			12,953,768
	Telecommunication Equipment (1.2%)
87,070	QUALCOMM, Inc.		3,896,383

	Tobacco (1.5%)
64,389	Altria Group, Inc.		4,746,113

	TOTAL COMMON STOCKS (Cost $239,537,714)		309,271,086

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (2.0%)
	REPURCHASE AGREEMENT
$6,391	Joint repurchase agreement account 3.825% due 10/03/05 (dated 9/30/05; proceeds $6,393,037) (a)
	(Cost $6,391,000)		6,391,000

	TOTAL INVESTMENTS (Cost $245,928,714) (b)	100.4%	315,662,086
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,460,953)
	NET ASSETS	100.0%	$314,201,133

3

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $74,396,530 and the aggregate gross unrealized depreciation is $4,663,158 resulting in net unrealized appreciation of $69,733,372.

4

Morgan Stanley Select Dimensions Equally-Weighted S&P 500

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (0.4%)
39,001	Interpublic Group of Companies, Inc. (The) *	$453,972
5,230	Omnicom Group, Inc.	437,385
		891,357
	Aerospace & Defense (1.6%)
6,745	Boeing Co.	458,323
3,754	General Dynamics Corp.	448,791
9,869	Goodrich Corp.	437,591
5,371	L-3 Communications Holdings, Inc.	424,685
7,046	Lockheed Martin Corp.	430,088
7,727	Northrop Grumman Corp.	419,962
11,491	Raytheon Co.	436,888
8,991	Rockwell Collins, Inc.	434,445
		3,490,773
	Agricultural Commodities/Milling (0.2%)
18,996	Archer-Daniels-Midland Co.	468,441

	Air Freight/Couriers (0.4%)
5,481	FedEx Corp.	477,560
6,372	United Parcel Service, Inc. (Class B)	440,496
		918,056
	Airlines (0.2%)
30,106	Southwest Airlines Co.	447,074

	Alternative Power Generation (0.1%)
137,359	Calpine Corp. *	355,760

	Aluminum (0.2%)
16,474	Alcoa, Inc.	402,295

	Apparel/Footwear (1.4%)
10,910	Cintas Corp.	447,855
13,667	Coach, Inc. *	428,597
15,925	Jones Apparel Group, Inc.	453,862
10,701	Liz Claiborne, Inc.	420,763
5,602	Nike, Inc. (Class B)	457,571
7,786	Reebok International Ltd.	440,454
7,344	V.F. Corp.	425,732
		3,074,834
	Apparel/Footwear Retail (0.8%)
24,419	Gap, Inc. (The)	425,623
21,609	Limited Brands, Inc.	441,472
12,251	Nordstrom, Inc.	420,454
20,831	TJX Companies, Inc. (The)	426,619
		1,714,168
	Auto Parts: O.E.M. (0.9%)
45,881	Dana Corp.	431,740
113,872	Delphi Corp.	314,287
6,862	Eaton Corp.	436,080
7,114	Johnson Controls, Inc.	441,424
44,221	Visteon Corp.	432,481
		2,056,012

	Automotive Aftermarket (0.3%)
25,659	Cooper Tire & Rubber Co.	391,813
27,066	Goodyear Tire & Rubber Co. (The) *	421,959
		813,772
	Beverages: Alcoholic (0.7%)
9,724	Anheuser-Busch Companies, Inc.	418,521
7,072	Brown-Forman Corp. (Class B)	421,067
15,293	Constellation Brands Inc. (Class A) *	397,618
6,566	Molson Coors Brewing Co. (Class B)	420,290
		1,657,496
	Beverages: Non-Alcoholic (0.6%)
10,127	Coca-Cola Co. (The)	437,385
22,517	Coca-Cola Enterprises Inc.	439,081
15,625	Pepsi Bottling Group, Inc. (The)	446,094
		1,322,560
	Biotechnology (1.4%)
5,180	Amgen Inc. *	412,691
10,659	Biogen Idec Inc. *	420,817
10,047	Chiron Corp. *	438,250
6,036	Genzyme Corp. *	432,419
9,577	Gilead Sciences, Inc. *	466,975
14,346	MedImmune, Inc. *	482,743
6,832	Millipore Corp. *	429,664
		3,083,559
	Broadcasting (0.4%)
13,094	Clear Channel Communications, Inc.	430,662
17,291	Univision Communications, Inc. (Class A) *	458,730
		889,392
	Building Products (0.4%)
9,371	American Standard Companies, Inc.	436,220
14,573	Masco Corp.	447,100
		883,320
	Cable/Satellite TV (0.2%)
14,530	Comcast Corp. (Class A) *	426,891

	Casino/Gaming (0.3%)
6,278	Harrah’s Entertainment, Inc.	409,263
16,041	International Game Technology	433,107
		842,370
	Chemicals: Agricultural (0.2%)
6,918	Monsanto Co.	434,104

	Chemicals: Major Diversified (1.1%)
10,033	Dow Chemical Co. (The)	418,075
10,850	Du Pont (E.I.) de Nemours & Co.	424,994
9,322	Eastman Chemical Co.	437,854
15,433	Engelhard Corp.	430,735
34,995	Hercules Inc. *	427,639
10,885	Rohm & Haas Co.	447,700
		2,586,997
	Chemicals: Specialty (0.8%)
7,800	Air Products & Chemicals, Inc.	430,092
7,518	Ashland Inc. *	415,294
9,081	Praxair, Inc.	435,252
7,085	Sigma-Aldrich Corp.	453,865
		1,734,503

	Commercial Printing/Forms (0.2%)
11,855	Donnelley (R.R.) & Sons Co.	439,465

	Computer Communications (0.6%)
43,867	Avaya Inc. *	451,830
23,862	Cisco Systems, Inc. *	427,846
12,944	QLogic Corp. *	442,685
		1,322,361
	Computer Peripherals (0.6%)
34,857	EMC Corp. *	451,050
6,777	Lexmark International, Inc. (Class A) *	413,736
18,421	Network Appliance, Inc. *	437,315
5,600	Seagate Technology Inc. (Escrow) *	0
		1,302,101
	Computer Processing Hardware (1.2%)
8,584	Apple Computer, Inc. *	460,188
12,608	Dell, Inc. *	431,194
162,194	Gateway, Inc. *	437,924
15,510	Hewlett-Packard Co.	452,892
13,800	NCR Corp. *	440,358
109,341	Sun Microsystems, Inc. *	428,617
		2,651,173
	Construction Materials (0.2%)
6,174	Vulcan Materials Co.	458,173

	Containers/Packaging (1.0%)
11,755	Ball Corp.	431,879
17,339	Bemis Company, Inc.	428,273
24,569	Pactiv Corp. *	430,449
9,111	Sealed Air Corp. *	432,408
11,145	Temple-Inland Inc.	455,273
		2,178,282
	Contract Drilling (0.8%)
6,304	Nabors Industries, Ltd. (Bermuda) *	452,816
6,266	Noble Corp. (Cayman Islands)	428,970
12,033	Rowan Companies, Inc. *	427,051
7,369	Transocean Inc. (Cayman Islands) *	451,793
		1,760,630
	Data Processing Services (1.4%)
8,149	Affiliated Computer Services, Inc. (Class A) *	444,935
10,540	Automatic Data Processing, Inc.	453,642
9,846	Computer Sciences Corp. *	465,814
30,314	Convergys Corp. *	435,612
10,362	First Data Corp.	414,480
9,823	Fiserv, Inc. *	450,581
13,082	Paychex, Inc.	485,081
		3,150,145
	Department Stores (0.7%)
19,518	Dillard’s, Inc. (Class A)	407,536
6,624	Federated Department Stores, Inc.	442,947
8,364	Kohl’s Corp. *	419,705
8,970	Penney (J.C.) Co., Inc.	425,357
		1,695,545

	Discount Stores (1.3%)
38,188	Big Lots, Inc. *	419,686
10,177	Costco Wholesale Corp.	438,527
22,940	Dollar General Corp.	420,720
20,694	Family Dollar Stores, Inc.	411,190
3,538	Sears Holdings Corp. *	440,198
8,246	Target Corp.	428,215
10,019	Wal-Mart Stores, Inc.	439,033
		2,997,569
	Drugstore Chains (0.4%)
14,757	CVS Corp.	428,101
9,730	Walgreen Co.	422,769
		850,870
	Electric Utilities (5.1%)
28,917	AES Corp. (The) *	475,106
14,488	Allegheny Energy, Inc. *	445,071
7,809	Ameren Corp.	417,703
11,303	American Electric Power Co., Inc.	448,729
29,052	CenterPoint Energy, Inc.	432,003
9,957	Cinergy Corp.	442,190
26,511	CMS Energy Corp. *	436,106
8,927	Consolidated Edison, Inc.	433,406
7,212	Constellation Energy Group, Inc.	444,259
5,324	Dominion Resources, Inc.	458,609
9,503	DTE Energy Co.	435,808
14,971	Duke Energy Corp.	436,704
9,403	Edison International	444,574
5,879	Entergy Corp.	436,927
7,723	Exelon Corp.	412,717
8,346	FirstEnergy Corp.	434,994
9,556	FPL Group, Inc.	454,866
11,376	PG&E Corp.	446,508
9,623	Pinnacle West Capital Corp.	424,182
13,584	PPL Corp.	439,171
9,757	Progress Energy, Inc.	436,626
6,493	Public Service Enterprise Group, Inc.	417,889
12,156	Southern Co. (The)	434,699
24,204	TECO Energy, Inc.	436,156
4,132	TXU Corp.	466,420
22,271	Xcel Energy, Inc.	436,734
		11,428,157
	Electrical Products (0.8%)
16,556	American Power Conversion Corp.	428,800
6,363	Cooper Industries Ltd. (Class A) (Bermuda)	439,938
6,603	Emerson Electric Co.	474,095
16,873	Molex Inc.	450,172
		1,793,005
	Electronic Components (0.6%)
14,982	Jabil Circuit, Inc. *	463,243
98,113	Sanmina-SCI Corp. *	420,905
112,994	Solectron Corp. *	441,807
		1,325,955
	Electronic Equipment/Instruments (1.6%)
12,963	Agilent Technologies, Inc. *	424,538
236,316	JDS Uniphase Corp. *	524,621
7,995	Rockwell Automation, Inc.	422,936
11,239	Scientific-Atlanta, Inc.	421,575
43,823	Symbol Technologies, Inc.	424,207
16,506	Tektronix, Inc.	416,446
14,248	Thermo Electron Corp. *	440,263
31,418	Xerox Corp. *	428,856
		3,503,442

	Electronic Production Equipment (0.8%)
24,529	Applied Materials, Inc.	416,012
8,736	KLA-Tencor Corp.	425,967
17,143	Novellus Systems, Inc. *	429,946
27,000	Teradyne, Inc. *	445,500
		1,717,425
	Electronics/Appliance Stores (0.6%)
9,951	Best Buy Co., Inc.	433,167
27,386	Circuit City Stores - Circuit City Group	469,944
17,238	RadioShack Corp.	427,502
		1,330,613
	Electronics/Appliances (0.6%)
17,298	Eastman Kodak Co.	420,860
23,696	Maytag Corp.	432,689
5,671	Whirlpool Corp.	429,692
		1,283,241
	Engineering & Construction (0.2%)
7,252	Fluor Corp.	466,884

	Environmental Services (0.4%)
53,085	Allied Waste Industries, Inc. *	448,568
15,586	Waste Management, Inc.	445,915
		894,483
	Finance/Rental/Leasing (1.7%)
5,361	Capital One Financial Corp.	426,307
9,539	CIT Group, Inc.	430,972
12,508	Countrywide Financial Corp.	412,514
9,107	Fannie Mae	408,176
7,363	Freddie Mac	415,715
17,319	MBNA Corp.	426,740
23,319	Providian Financial Corp. *	412,280
13,259	Ryder System, Inc.	453,723
8,193	SLM Corp.	439,473
		3,825,900
	Financial Conglomerates (1.2%)
7,393	American Express Co.	424,654
9,671	Citigroup, Inc.	440,224
12,562	JPMorgan Chase & Co.	426,229
9,361	Principal Financial Group, Inc.	443,431
6,486	Prudential Financial, Inc.	438,194
8,732	State Street Corp.	427,169
		2,599,901
	Financial Publishing/Services (0.6%)
12,703	Equifax, Inc.	443,843
9,177	McGraw-Hill Companies, Inc. (The)	440,863
8,675	Moody’s Corp.	443,119
		1,327,825
	Food Distributors (0.2%)
13,454	SYSCO Corp.	422,052

	Food Retail (0.8%)
16,906	Albertson’s, Inc.	433,639
21,390	Kroger Co. *	440,420
17,547	Safeway Inc.	449,203
13,931	Supervalu, Inc.	433,533
		1,756,795

	Food: Major Diversified (1.4%)
14,656	Campbell Soup Co.	436,016
19,363	ConAgra Foods Inc.	479,234
9,479	General Mills, Inc.	456,888
12,243	Heinz (H.J.) Co.	447,359
9,767	Kellogg Co.	450,552
7,816	PepsiCo, Inc.	443,245
23,146	Sara Lee Corp.	438,617
		3,151,911
	Food: Meat/Fish/Dairy (0.2%)
24,419	Tyson Foods, Inc. (Class A)	440,763

	Food: Specialty/Candy (0.6%)
7,583	Hershey Foods Corp.	426,999
14,151	McCormick & Co., Inc. (Non-Voting)	461,747
6,274	Wrigley (Wm.) Jr. Co.	450,975
		1,339,721
	Forest Products (0.4%)
16,256	Louisiana-Pacific Corp.	450,129
6,417	Weyerhaeuser Co.	441,169
		891,298
	Gas Distributors (1.1%)
94,323	Dynegy, Inc. (Class A) *	444,261
11,509	KeySpan Corp.	423,301
10,561	Nicor Inc.	443,879
18,006	NiSource, Inc.	436,645
10,207	Peoples Energy Corp.	401,952
9,401	Sempra Energy	442,411
		2,592,449
	Home Building (0.8%)
6,734	Centex Corp.	434,882
12,125	D.R. Horton, Inc.	439,167
5,860	KB Home	428,952
10,004	Pulte Homes, Inc.	429,372
		1,732,373
	Home Furnishings (0.3%)
18,864	Leggett & Platt, Inc.	381,053
18,527	Newell Rubbermaid, Inc.	419,637
		800,690
	Home Improvement Chains (0.6%)
10,829	Home Depot, Inc. (The)	413,018
6,721	Lowe’s Companies, Inc.	432,832
9,418	Sherwin-Williams Co.	415,051
		1,260,901
	Hospital/Nursing Management (0.8%)
8,858	HCA, Inc.	424,475
18,728	Health Management Associates, Inc. (Class A)	439,546
11,207	Manor Care, Inc.	430,461
37,697	Tenet Healthcare Corp. *	423,337
		1,717,819
	Hotels/Resorts/Cruiselines (0.8%)
8,964	Carnival Corp. (Panama)	448,021
19,898	Hilton Hotels Corp.	444,123
7,147	Marriott International, Inc. (Class A)	450,261
7,432	Starwood Hotels & Resorts Worldwide, Inc. *	424,887
		1,767,292

	Household/Personal Care (1.6%)
9,987	Alberto-Culver Co.	446,918
13,633	Avon Products, Inc.	368,091
7,642	Clorox Co. (The)	424,437
8,198	Colgate-Palmolive Co.	432,772
8,160	Gillette Co. (The)	474,912
12,243	International Flavors & Fragrances, Inc.	436,341
7,023	Kimberly-Clark Corp.	418,079
7,887	Procter & Gamble Co. (The)	468,961
		3,470,511
	Industrial Conglomerates (1.8%)
5,992	3M Co.	439,573
8,420	Danaher Corp.	453,249
12,751	General Electric Co. **	429,326
11,188	Honeywell International, Inc.	419,550
11,106	Ingersoll-Rand Co. Ltd. (Class A)	424,582
3,911	ITT Industries, Inc.	444,290
6,220	Textron, Inc.	446,098
14,720	Tyco International Ltd. (Bermuda)	409,952
8,554	United Technologies Corp.	443,439
		3,910,059
	Industrial Machinery (0.4%)
5,387	Illinois Tool Works Inc.	443,512
6,585	Parker Hannifin Corp.	423,481
		866,993
	Industrial Specialties (0.4%)
13,483	Ecolab Inc.	430,512
7,072	PPG Industries, Inc.	418,592
		849,104
	Information Technology Services (0.8%)
17,498	Citrix Systems, Inc. *	439,900
19,186	Electronic Data Systems Corp.	430,534
5,472	International Business Machines Corp.	438,964
63,518	Unisys Corp. *	421,760
		1,731,158
	Insurance Brokers/Services (0.4%)
13,884	AON Corp.	445,399
15,163	Marsh & McLennan Companies, Inc.	460,804
		906,203
	Integrated Oil (1.0%)
3,292	Amerada Hess Corp.	452,650
6,936	Chevron Corp.	448,967
6,357	ConocoPhillips	444,418
6,901	Exxon Mobil Corp.	438,490
8,933	Murphy Oil Corp.	445,489
		2,230,014
	Internet Software/Services (0.4%)
42,675	Siebel Systems, Inc.	440,833
13,251	Yahoo!, Inc. *	448,414
		889,247
	Investment Banks/Brokers (1.4%)
4,210	Bear Stearns Companies, Inc. (The)	462,047
25,963	E*TRADE Group, Inc. *	456,949
3,713	Goldman Sachs Group Inc. (The)	451,427
3,883	Lehman Brothers Holdings Inc.	452,292
7,274	Merrill Lynch & Co., Inc.	446,260
8,559	Morgan Stanley (Note 4)	461,672
30,631	Schwab (Charles) Corp. (The)	442,005
		3,172,652

	Investment Managers (1.0%)
13,188	Federated Investors, Inc. (Class B)	438,237
5,468	Franklin Resources, Inc.	459,093
29,322	Janus Capital Group, Inc.	423,703
13,264	Mellon Financial Corp.	424,050
6,871	Price (T.) Rowe Group, Inc.	448,676
		2,193,759
	Life/Health Insurance (1.2%)
9,608	AFLAC, Inc.	435,242
8,650	Jefferson-Pilot Corp.	442,621
8,413	Lincoln National Corp.	437,644
8,756	MetLife, Inc.	436,311
8,309	Torchmark Corp.	438,964
21,793	UnumProvident Corp.	446,757
		2,637,539
	Major Banks (2.3%)
10,062	Bank of America Corp.	423,610
14,402	Bank of New York Co., Inc. (The)	423,563
10,719	BB&T Corp.	418,577
7,189	Comerica, Inc.	423,432
18,569	Huntington Bancshares, Inc.	417,245
12,995	KeyCorp	419,089
12,384	National City Corp.	414,121
7,584	PNC Financial Services Group	440,024
13,462	Regions Financial Corp.	418,937
6,087	SunTrust Banks, Inc.	422,742
8,842	Wachovia Corp.	420,791
7,329	Wells Fargo & Co.	429,260
		5,071,391
	Major Telecommunications (1.2%)
6,961	ALLTEL Corp.	453,231
22,140	AT&T Corp.	438,372
16,681	BellSouth Corp.	438,710
18,038	SBC Communications, Inc.	432,371
17,319	Sprint Nextel Corp.	411,846
13,396	Verizon Communications Inc.	437,915
		2,612,445
	Managed Health Care (1.4%)
5,367	Aetna, Inc.	462,313
8,904	Caremark Rx, Inc. *	444,577
3,819	CIGNA Corp.	450,107
5,183	Coventry Health Care, Inc. *	445,842
8,949	Humana, Inc. *	428,478
8,133	UnitedHealth Group Inc.	457,075
5,937	WellPoint Inc. *	450,143
		3,138,535
	Media Conglomerates (0.8%)
18,230	Disney (Walt) Co. (The) *	439,890
27,369	News Corp Inc. (Class A)	426,683
23,257	Time Warner, Inc.	421,184
13,015	Viacom Inc. (Class B) (Non-Voting)	429,625
		1,717,382

	Medical Distributors (0.6%)
5,620	AmerisourceBergen Corp.	434,426
6,937	Cardinal Health, Inc.	440,083
9,459	McKesson Corp.	448,830
		1,323,339
	Medical Specialties (3.3%)
18,809	Applera Corp. - Applied Biosystems Group	437,121
6,511	Bard (C.R.), Inc.	429,921
5,576	Bausch & Lomb, Inc.	449,872
10,787	Baxter International, Inc.	430,078
8,114	Becton, Dickinson & Co.	425,417
12,025	Biomet, Inc.	417,388
18,163	Boston Scientific Corp. *	424,469
6,867	Fisher Scientific International, Inc. *	426,097
6,416	Guidant Corp.	441,998
10,713	Hospira, Inc. *	438,912
7,712	Medtronic, Inc.	413,517
15,559	Pall Corp.	427,872
21,717	PerkinElmer, Inc.	442,375
9,463	St. Jude Medical, Inc. *	442,868
8,756	Stryker Corp.	432,809
10,223	Waters Corp. *	425,277
6,078	Zimmer Holdings, Inc. *	418,713
		7,324,704
	Miscellaneous Commercial Services (0.2%)
22,460	Sabre Holdings Corp. (Class A)	455,489

	Miscellaneous Manufacturing (0.2%)
10,618	Dover Corp.	433,108

	Motor Vehicles (0.6%)
44,264	Ford Motor Co.	436,443
13,532	General Motors Corp.	414,215
8,502	Harley-Davidson, Inc.	411,837
		1,262,495
	Multi-Line Insurance (0.8%)
7,171	American International Group, Inc.	444,315
5,709	Hartford Financial Services Group, Inc. (The) (Note 4)	440,564
4,723	Loews Corp.	436,452
8,159	Safeco Corp.	435,527
		1,756,858
	Office Equipment/Supplies (0.4%)
7,944	Avery Dennison Corp.	416,186
10,108	Pitney Bowes, Inc.	421,908
		838,094
	Oil & Gas Pipelines (0.6%)
34,394	El Paso Corp.	478,077
4,628	Kinder Morgan, Inc.	445,028
18,633	Williams Companies, Inc. (The)	466,757
		1,389,862
	Oil & Gas Production (1.7%)
4,700	Anadarko Petroleum Corp.	450,025
5,987	Apache Corp.	450,342
5,841	Burlington Resources, Inc.	474,990
7,045	Devon Energy Corp.	483,569
6,221	EOG Resources, Inc.	465,953
4,680	Kerr-McGee Corp.	454,475
5,079	Occidental Petroleum Corp.	433,899
11,003	XTO Energy Inc.	498,656
		3,711,909

	Oil Refining/Marketing (0.6%)
6,464	Marathon Oil Corp.	445,563
5,978	Sunoco, Inc.	467,480
4,068	Valero Energy Corp.	459,928
		1,372,971
	Oilfield Services/Equipment (1.2%)
7,476	Baker Hughes Inc.	446,168
13,479	BJ Services Co.	485,109
6,763	Halliburton Co.	463,401
6,891	National Oilwell, Inc. *	453,428
5,286	Schlumberger Ltd. (Netherlands Antilles)	446,033
6,371	Weatherford International Ltd. (Bermuda) *	437,433
		2,731,572
	Other Consumer Services (0.8%)
5,958	Apollo Group, Inc. (Class A) *	395,552
17,962	Block (H.&R.), Inc.	430,729
21,556	Cendant Corp.	444,916
11,847	eBay, Inc. *	488,096
		1,759,293
	Other Consumer Specialties (0.2%)
5,090	Fortune Brands, Inc.	413,970

	Other Metals/Minerals (0.2%)
3,890	Phelps Dodge Corp.	505,428

	Packaged Software (2.4%)
14,935	Adobe Systems, Inc.	445,810
10,372	Autodesk, Inc.	481,676
20,530	BMC Software, Inc. *	433,183
15,898	Computer Associates International, Inc.	442,123
46,269	Compuware Corp. *	439,555
9,677	Intuit Inc. *	433,626
11,390	Mercury Interactive Corp. *	451,044
16,861	Microsoft Corp. **	433,834
60,711	Novell, Inc. *	452,297
33,174	Oracle Corp. *	411,026
65,541	Parametric Technology Corp. *	456,821
19,960	Symantec Corp. *	452,294
		5,333,289
	Personnel Services (0.4%)
14,035	Monster Worldwide, Inc. *	431,015
12,438	Robert Half International, Inc.	442,668
		873,683
	Pharmaceuticals: Generic Drugs (0.4%)
23,979	Mylan Laboratories, Inc.	461,836
12,361	Watson Pharmaceuticals, Inc. *	452,536
		914,372
	Pharmaceuticals: Major (1.6%)
10,049	Abbott Laboratories	426,078
17,574	Bristol-Myers Squibb Co.	422,830
6,743	Johnson & Johnson	426,697
7,962	Lilly (Eli) & Co.	426,126
15,209	Merck & Co., Inc.	413,837
16,970	Pfizer, Inc.	423,741
20,931	Schering-Plough Corp.	440,598
9,627	Wyeth	445,441
		3,425,348

	Pharmaceuticals: Other (0.6%)
4,659	Allergan, Inc.	426,858
10,096	Forest Laboratories, Inc. *	393,441
28,177	King Pharmaceuticals, Inc. *	433,362
		1,253,661
	Precious Metals (0.4%)
10,036	Freeport-McMoRan Copper & Gold, Inc. (Class B)	487,649
9,512	Newmont Mining Corp.	448,681
		936,330
	Property - Casualty Insurers (1.4%)
9,291	ACE Ltd.	437,327
7,972	Allstate Corp. (The)	440,772
4,851	Chubb Corp. (The)	434,407
10,461	Cincinnati Financial Corp.	438,211
4,309	Progressive Corp. (The)	451,454
10,105	St. Paul Travelers Companies, Inc. (The)	453,411
6,217	XL Capital Ltd. (Class A) (Cayman Islands)	422,942
		3,078,524
	Publishing: Books/Magazines (0.2%)
8,762	Meredith Corp.	437,136

	Publishing: Newspapers (0.9%)
10,926	Dow Jones & Co., Inc.	417,264
6,188	Gannett Co., Inc.	425,920
7,241	Knight-Ridder, Inc.	424,902
13,554	New York Times Co. (The) (Class A)	403,231
11,691	Tribune Co.	396,208
		2,067,525
	Pulp & Paper (0.6%)
12,860	Georgia-Pacific Corp.	438,012
13,922	International Paper Co.	414,876
15,256	MeadWestvaco Corp.	421,371
		1,274,259
	Railroads (0.8%)
7,889	Burlington Northern Santa Fe Corp.	471,762
9,870	CSX Corp.	458,758
11,781	Norfolk Southern Corp.	477,837
6,521	Union Pacific Corp.	467,556
		1,875,913
	Real Estate Investment Trusts (1.8%)
11,150	Apartment Investment & Management Co. (Class A)	432,397
10,854	Archstone-Smith Trust	432,749
13,275	Equity Office Properties Trust	434,225
11,344	Equity Residential	429,370
11,303	Plum Creek Timber Co., Inc.	428,497
9,556	ProLogis	423,426
6,482	Public Storage, Inc.	434,294
5,906	Simon Property Group, Inc.	437,753
5,060	Vornado Realty Trust	438,297
		3,891,008
	Recreational Products (0.7%)
10,057	Brunswick Corp.	379,451
7,255	Electronic Arts, Inc. *	412,737
20,163	Hasbro, Inc.	396,203
23,863	Mattel, Inc. *	398,035
		1,586,426

	Regional Banks (2.1%)
16,593	AmSouth Bancorporation	419,139
9,311	Compass Bancshares, Inc.	426,723
11,116	Fifth Third Bancorp	408,291
11,351	First Horizon National Corp.	412,609
4,085	M&T Bank Corp.	431,825
9,691	Marshall & Ilsley Corp.	421,655
16,738	North Fork Bancorporation, Inc.	426,819
8,905	Northern Trust Corp.	450,148
15,477	Synovus Financial Corp.	429,022
14,767	U.S. Bancorp	414,657
6,119	Zions Bancorporation	435,734
		4,676,622
	Restaurants (1.0%)
14,340	Darden Restaurants, Inc.	435,506
12,838	McDonald’s Corp.	429,945
9,356	Starbucks Corp. *	468,736
9,290	Wendy’s International, Inc.	419,444
8,690	Yum! Brands, Inc.	420,683
		2,174,314
	Savings Banks (0.6%)
7,142	Golden West Financial Corp.	424,163
18,833	Sovereign Bancorp, Inc.	415,079
10,416	Washington Mutual, Inc.	408,516
		1,247,758
	Semiconductors (3.2%)
19,407	Advanced Micro Devices, Inc. *	489,056
22,928	Altera Corp. *	438,154
11,612	Analog Devices, Inc.	431,270
152,093	Applied Micro Circuits Corp. *	456,279
9,581	Broadcom Corp. (Class A) *	449,445
18,330	Freescale Semiconductor Inc. (Class B) *	432,221
17,716	Intel Corp.	436,699
11,577	Linear Technology Corp.	435,179
46,269	LSI Logic Corp. *	455,750
10,054	Maxim Integrated Products, Inc.	428,803
34,313	Micron Technology, Inc. *	456,363
17,717	National Semiconductor Corp.	465,957
13,220	NVIDIA Corp. *	453,182
49,139	PMC - Sierra, Inc. *	432,915
13,401	Texas Instruments Inc.	454,294
15,943	Xilinx, Inc.	444,013
		7,159,580
	Services to the Health Industry (1.0%)
7,120	Express Scripts, Inc. *	442,864
16,280	IMS Health Inc.	409,768
9,155	Laboratory Corp. of America Holdings *	445,940
8,048	Medco Health Solutions Inc. *	441,272
8,729	Quest Diagnostics Inc.	441,164
		2,181,008
	Specialty Insurance (0.6%)
6,334	Ambac Financial Group, Inc.	456,428
7,552	MBIA Inc.	457,802
6,811	MGIC Investment Corp.	437,266
		1,351,496

	Specialty Stores (1.4%)
21,431	AutoNation, Inc. *	427,977
4,638	AutoZone, Inc. *	386,113
10,974	Bed Bath & Beyond Inc. *	440,935
14,790	Office Depot, Inc. *	439,263
13,451	OfficeMax Inc.	425,993
20,655	Staples, Inc.	440,365
11,641	Tiffany & Co.	462,963
		3,023,609
	Specialty Telecommunications (0.6%)
12,620	CenturyTel, Inc.	441,448
32,213	Citizens Communications Co.	436,486
114,765	Qwest Communications International, Inc. *	470,537
		1,348,471
	Steel (0.6%)
15,147	Allegheny Technologies Inc.	469,254
7,363	Nucor Corp.	434,343
9,768	United States Steel Corp.	413,675
		1,317,272
	Telecommunication Equipment (1.9%)
20,396	ADC Telecommunications, Inc. *	466,253
39,598	Andrew Corp. *	441,518
202,556	CIENA Corp. *	534,748
16,531	Comverse Technology, Inc. *	434,269
21,707	Corning, Inc. *	419,596
142,711	Lucent Technologies Inc. *	463,811
18,562	Motorola, Inc.	410,035
10,147	QUALCOMM Inc.	454,078
45,930	Tellabs, Inc. *	483,184
		4,107,492
	Tobacco (0.6%)
6,010	Altria Group, Inc.	442,997
5,434	Reynolds American, Inc.	451,131
10,855	UST, Inc.	454,390
		1,348,518
	Tools/Hardware (0.6%)
5,283	Black & Decker Corp.	433,681
12,498	Snap-On, Inc.	451,428
9,520	Stanley Works (The)	444,394
		1,329,503
	Trucks/Construction/Farm Machinery (1.0%)
7,616	Caterpillar Inc.	447,440
4,777	Cummins Inc.	420,328
7,027	Deere & Co.	430,052
12,837	Navistar International Corp. *	416,304
6,205	PACCAR, Inc.	421,257
		2,135,381
	Wholesale Distributors (0.4%)
9,723	Genuine Parts Co.	417,117
6,801	Grainger (W.W.), Inc.	427,919
		845,036
	TOTAL COMMON STOCKS (Cost $137,322,224)	218,540,561

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.4%)
	REPURCHASE AGREEMENT
$3,097	Joint repurchase agreement account 3.825% due 10/03/05 (dated 9/30/05; proceeds $3,097,987) (a)
	(Cost $3,097,000)		3,097,000

	TOTAL INVESTMENTS (Cost $140,419,224) (b) (c)	99.9%	221,637,561
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	163,678
	NET ASSETS	100.0%	$221,801,239

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $146,250.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $3,201,938 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $84,968,384, and the aggregate gross unrealized depreciation is $3,750,047, resulting in net unrealized appreciation of $81,218,337.

Morgan Stanley Select Equally-Weighted S&P 500

Futures Contracts Open at September 30, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION

2	Long	S&P Midcap 400 Index December/2005	$720,700	$1,340

15	Long	S&P Midcap 400 E Mini Index December/2005	1,081,050	3,113

25	Long	S&P 500 E Mini Index December/2005	1,542,875	(8,125)

		Total unrealized appreciation		$(3,673)

Morgan Stanley Select Dimensions - Growth Fund

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.3%)
	Advertising/Marketing Services (2.1%)
11,718	Getty Images, Inc.*	$1,008,217

	Air Freight/Couriers (3.1%)
12,170	C.H. Robinson Worldwide, Inc.	780,340
13,200	Expeditors International of Washington, Inc.	749,496
		1,529,836
	Biotechnology (2.6%)
15,200	Genentech, Inc.*	1,279,992

	Casino/Gaming (3.2%)
39,400	International Game Technology	1,063,800
7,700	Station Casinos, Inc.	510,972
		1,574,772
	Chemicals: Agricultural (2.8%)
22,200	Monsanto Co.	1,393,050

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)	0

	Computer Processing Hardware (3.1%)
45,019	Dell, Inc.*	1,539,650

	Data Processing Services (1.3%)
17,050	Paychex, Inc.	632,214

	Discount Stores (6.0%)
38,000	Costco Wholesale Corp.	1,637,420
10,400	Sears Holdings Corp.*	1,293,968
		2,931,388
	Finance/Rental/Leasing (0.9%)
13,700	Countrywide Financial Corp.	451,826

	Financial Publishing/Services (1.6%)
15,150	Moody’s Corp.	773,862

	Gas Distributors (1.6%)
8,700	Questar Corp.	766,644

	Home Building (1.8%)
20,600	Pulte Homes, Inc.	884,152

	Home Improvement Chains (2.7%)
35,175	Home Depot, Inc. (The)	1,341,574

	Hotels/Resorts/Cruiselines (3.0%)
29,400	Carnival Corp. (Panama)	1,469,412

	Industrial Conglomerates (1.4%)
25,300	Tyco International Ltd. (Bermuda)	704,605

	Insurance Brokers/Services (1.5%)
25,000	Marsh & McLennan Companies, Inc.	759,750

1

	Internet Retail (1.7%)
18,200	Amazon.com, Inc.*	824,460

	Internet Software/Services (8.1%)
7,435	Google Inc. (Class A)*	2,352,880
48,340	Yahoo! Inc.*	1,635,826
		3,988,706
	Investment Banks/Brokers (2.3%)
3,425	Chicago Mercantile Exchange Holdings Inc.	1,155,252

	Major Telecommunications (1.3%)
27,378	Sprint Nextel Corp.	651,049

	Managed Health Care (3.1%)
27,500	UnitedHealth Group Inc.	1,545,500

	Medical Specialties (5.4%)
8,400	Alcon, Inc. (Switzerland)	1,074,192
12,400	Dade Behring Holdings Inc.	454,584
7,200	Guidant Corp.	496,008
13,200	St. Jude Medical, Inc.*	617,760
		2,642,544
	Miscellaneous Commercial Services (3.3%)
12,400	Corporate Executive Board Co. (The)	966,952
17,666	Iron Mountain Inc.*	648,342
		1,615,294
	Motor Vehicles (2.3%)
23,600	Harley-Davidson, Inc.	1,143,184

	Oil & Gas Production (6.3%)
10,000	Southwestern Energy Co.*	734,000
41,740	Ultra Petroleum Corp. (Canada)*	2,374,171
		3,108,171
	Other Consumer Services (7.5%)
19,100	Apollo Group, Inc. (Class A)*	1,268,049
58,636	eBay Inc.*	2,415,803
		3,683,852
	Personnel Services (1.4%)
22,900	Monster Worldwide Inc.*	703,259

	Property - Casualty Insurers (2.9%)
516	Berkshire Hathaway Inc. (Class B)*	1,409,196

	Recreational Products (2.7%)
23,600	Electronic Arts Inc.*	1,342,604

	Semiconductors (1.7%)
17,660	Marvell Technology Group Ltd.* (Bermuda)	814,303

	Specialty Telecommunications (1.4%)
27,931	Crown Castle International Corp.*	687,941

	Telecommunication Equipment (2.7%)
22,200	Corning Inc.*	429,126
20,138	QUALCOMM Inc.	901,175
		1,330,301
	Tobacco (2.5%)
16,687	Altria Group, Inc.	1,229,999

2

	Wireless Telecommunications (4.0%)
75,600	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		1,989,792

	TOTAL COMMON STOCKS
	(Cost $41,794,537)		48,906,351

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.7%)
	REPURCHASE AGREEMENT
$346	Joint repurchase agreement account 3.825% due 10/03/05
	(dated 09/30/05; proceeds $346,110)
	(Cost $346,000) (b)		346,000

	TOTAL INVESTMENTS
	(Cost $42,140,537) (c)	100.0%	49,252,351
	LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(17,612)
	NET ASSETS	100.0%	$49,234,739

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,026,453 and the aggregate gross unrealized depreciation is $914,639 resulting in net  unrealized appreciation of $7,111,814 .

3

Morgan Stanley Select Dimensions American Opportunities Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.5%)
	Advertising/Marketing Services (2.1%)
55,373	Getty Images, Inc. *	$4,764,293

	Apparel/Footwear Retail (1.0%)
59,000	Chico’s FAS, Inc. *	2,171,200

	Biotechnology (6.4%)
50,436	Amgen Inc. *	4,018,236
46,300	Genentech, Inc. *	3,898,923
44,000	Genzyme Corp. *	3,152,160
68,833	Gilead Sciences, Inc. *	3,356,297
		14,425,616
	Casino/Gaming (0.9%)
29,500	Station Casinos, Inc.	1,957,620

	Chemicals: Agricultural (3.3%)
70,200	Monsanto Co.	4,405,050
32,700	Potash Corp. of Saskatchewan, Inc. (Canada)	3,051,564
		7,456,614
	Coal (1.4%)
36,200	Peabody Energy Corp.	3,053,470

	Computer Processing Hardware (5.0%)
96,400	Apple Computer, Inc. *	5,168,004
179,100	Dell, Inc. *	6,125,220
		11,293,224
	Data Processing Services (0.8%)
48,700	CheckFree Corp. *	1,841,834

	Discount Stores (3.9%)
169,600	Target Corp.	8,807,328

	Electronics/Appliance Stores (1.6%)
83,400	Best Buy Co., Inc.	3,630,402

	Financial Publishing/Services (1.7%)
74,700	Moody’s Corp.	3,815,676

	Food: Major Diversified (1.3%)
36,500	Campbell Soup Co.	1,085,875
40,800	Kellogg Co.	1,882,104
		2,967,979
	Home Improvement Chains (1.6%)
95,400	Home Depot, Inc. (The)	3,638,556

	Hotels/Resorts/Cruiselines (2.8%)
125,700	Carnival Corp. (Panama)	6,282,486

	Industrial Conglomerates (1.0%)
66,200	General Electric Co.	2,228,954

	Information Technology Services (0.7%)
32,600	Cognizant Technology Solutions Corp. (Class A) *	1,518,834

1

	Integrated Oil (0.7%)
26,800	Suncor Energy, Inc. (Canada)	1,622,204

	Internet Software/Services (8.5%)
38,347	Google, Inc. (Class A) *	12,135,292
205,248	Yahoo!, Inc. *	6,945,592
		19,080,884
	Investment Banks/Brokers (3.2%)
4,000	Chicago Mercantile Exchange Holdings, Inc.	1,349,200
47,178	Goldman Sachs Group Inc. (The)	5,735,901
		7,085,101
	Major Banks (3.4%)
820	Sumitomo Mitsui Financial Group, Inc. (Japan)	7,728,354

	Major Telecommunications (3.8%)
358,538	Sprint Nextel Corp.	8,526,034

	Managed Health Care (3.9%)
157,000	UnitedHealth Group Inc.	8,823,400

	Medical Specialties (6.4%)
60,675	Alcon, Inc. (Switzerland)	7,759,119
33,600	Dade Behring Holdings Inc.	1,231,776
75,420	Medtronic, Inc.	4,044,020
27,700	St. Jude Medical, Inc. *	1,296,360
		14,331,275
	Miscellaneous Commercial Services (0.4%)
24,900	Bright Horizons Family Solutions, Inc. *	956,160

	Multi-Line Insurance (1.0%)
29,400	Hartford Financial Services Group, Inc. (The)	2,268,798

	Oil & Gas Production (7.1%)
47,300	EnCana Corp. (Canada)	2,758,063
20,900	Southwestern Energy Co. *	1,534,060
204,060	Ultra Petroleum Corp. (Canada) *	11,606,933
		15,899,056
	Other Consumer Services (6.2%)
68,815	Apollo Group, Inc. (Class A) *	4,568,628
226,633	eBay, Inc. *	9,337,279
		13,905,907
	Packaged Software (0.9%)
69,300	Adobe Systems, Inc.	2,068,605

	Personnel Services (1.5%)
110,700	Monster Worldwide, Inc. *	3,399,597

	Pharmaceuticals: Major (3.8%)
115,000	Johnson & Johnson	7,277,200
56,600	Schering-Plough Corp.	1,191,430
		8,468,630
	Property - Casualty Insurers (1.0%)
802	Berkshire Hathaway, Inc. (Class B) *	2,190,262

	Semiconductors (5.2%)
237,900	Intel Corp.	5,864,235
123,600	Marvell Technology Group, Ltd. (Bermuda) *	5,699,196
		11,563,431
	Specialty Telecommunications (1.4%)
123,917	Crown Castle International Corp. *	3,052,076

2

	Telecommunication Equipment (1.8%)
55,100	Corning, Inc. *		1,065,083
64,132	QUALCOMM Inc.		2,869,907
			3,934,990
	Wireless Telecommunications (1.8%)
154,100	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		4,055,912

	TOTAL COMMON STOCKS
	(Cost $179,152,503)		218,814,762

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.2%)
	REPURCHASE AGREEMENT
$4,869	Joint repurchase agreement account 3.825% due 10/03/05 (dated 09/30/05; proceeds $4,870,552) (a)
	(Cost $4,869,000)		4,869,000

	TOTAL INVESTMENTS
	(Cost $184,021,503) (b)	99.7%	223,683,762
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	773,821
	NET ASSETS	100.0%	$224,457,583

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,589,290 and the aggregate gross unrealized depreciation is $1,927,031, resulting in net unrealized appreciation of $39,662,259.

3

Morgan Stanley Select Dimentions - Capital Opportunities

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.2%)
	Advertising/Marketing Services (5.2%)
18,300	Getty Images, Inc.*	$1,574,532
8,280	Lamar Advertising Co. (Class A)*	375,581
		1,950,113
	Air Freight/Couriers (4.1%)
12,100	C.H. Robinson Worldwide, Inc.	775,852
13,200	Expeditors International of Washington, Inc.	749,496
		1,525,348
	Casino/Gaming (7.1%)
39,800	International Game Technology	1,074,600
15,000	Station Casinos, Inc.	995,400
13,105	Wynn Resorts, Ltd.*	591,691
		2,661,691
	Chemicals: Agricultural (2.8%)
16,930	Monsanto Co.	1,062,358

	Discount Stores (4.6%)
20,400	Costco Wholesale Corp.	879,036
6,900	Sears Holdings Corp.*	858,498
		1,737,534
	Electronic Production Equipment (1.7%)
21,900	Tessera Technologies, Inc.*	655,029

	Gas Distributors (1.2%)
5,300	Questar Corp.	467,036

	Home Building (2.1%)
873	NVR, Inc.*	772,561

	Hotels/Resorts/Cruiselines (3.3%)
24,500	Carnival Corp. (Panama)	1,224,510

	Internet Retail (1.2%)
9,500	Amazon.com, Inc.*	430,350

	Internet Software/Services (8.6%)
6,350	Google, Inc. (Class A)*	2,009,521
36,200	Yahoo!, Inc.*	1,225,008
		3,234,529
	Investment Banks/Brokers (5.0%)
3,130	Chicago Mercantile Exchange Holdings, Inc.	1,055,749
19,483	Greenhill & Co., Inc.	812,246
		1,867,995
	Medical Specialties (2.3%)
24,000	Dade Behring Holdings Inc.	879,840

	Miscellaneous Commercial Services (6.3%)
22,850	Corporate Executive Board Co. (The)	1,781,843
15,674	Iron Mountain Inc.*	575,236
		2,357,079
	Motor Vehicles (1.4%)
10,800	Harley-Davidson, Inc.	523,152

1

	Oil & Gas Production (10.7%)
8,891	Southwestern Energy Co.*		652,599
58,900	Ultra Petroleum Corp. (Canada)*		3,350,232
			4,002,831
	Other Consumer Services (8.3%)
8,800	Career Education Corp.*		312,928
50,100	eBay, Inc.*		2,064,120
7,700	Strayer Education, Inc.		727,804
			3,104,852
	Packaged Software (3.0%)
22,600	Red Hat, Inc.*		478,894
28,400	Salesforce.com Inc.*		656,608
			1,135,502
	Personnel Services (2.8%)
34,100	Monster Worldwide, Inc.*		1,047,211

	Property - Casualty Insurers (2.0%)
266	Berkshire Hathaway, Inc. (Class B)*		726,446

	Recreational Products (2.8%)
18,700	Electronic Arts, Inc.*		1,063,843

	Restaurants (1.4%)
11,520	P.F. Chang’s China Bistro, Inc.*		516,442

	Semiconductors (1.6%)
13,100	Marvell Technology Group, Ltd. (Bermuda)*		604,041

	Services to the Health Industry (2.4%)
15,427	Stericycle, Inc.*		881,653

	Specialty Telecommunications (2.6%)
39,518	Crown Castle International Corp.*		973,328

	Wireless Telecommunications (4.7%)
66,600	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		1,752,912

	TOTAL COMMON STOCKS (Cost $30,131,230)		37,158,186

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.9%)
	REPURCHASE AGREEMENT
$318	Joint repurchase agreement account 3.825% due 10/03/05
	(dated 09/30/05; proceeds $578,101)(a)
	(Cost $318,000)		318,000

	TOTAL INVESTMENTS
	(Cost $30,449,230) (b)	100.1%	37,476,186
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(32,962)
	NET ASSETS	100.0%	$37,443,224

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,897,700 and the aggregate gross unrealized depreciation is $870,744, resulting in net unrealized appreciation of $7,026,956 .

2

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.8%)
	Australia (1.3%)
	Beverages: Alcoholic
304,000	McGuigan Simeon Wines Ltd.	$950,505

	Belgium (0.8%)
	Beverages: Alcoholic
10,000	InBev NV	395,545

	Financial Conglomerates
8,000	Fortis	232,015
	Total Belgium	627,560

	Bermuda (1.3%)
	Multi-Line Insurance
32,800	AXIS Capital Holdings Ltd.	935,128

	Brazil (0.2%)
	Wireless Telecommunications
33,763	Telesp Celular Participacoes S.A. (ADR)*	132,013

	British Virgin Islands (1.3%)
	Electronic Equipment/Instruments
38,100	Nam Tai Electronics, Inc.*	968,883

	Canada (1.6%)
	Food: Specialty/Candy
147,000	SunOpta Inc.*	714,420

	Integrated Oil
8,000	Suncor Energy, Inc.	484,736
	Total Canada	1,199,156

	Denmark (1.3%)
	Major Banks
30,700	Danske Bank A/S	939,367

	France (5.7%)
	Electrical Products
4,000	Schneider Electric S.A.	315,859

	Engineering & Construction
6,000	Vinci S.A.	516,697

	Hotels/Resorts/Cruiselines
8,000	Accor S.A. Ltd.	404,031

	Information Technology Services
13,000	Cap Gemini S.A.*	505,928

	Integrated Oil
3,122	Total S.A.	852,155

	Internet Software/Services
10,000	Business Objects S.A.*	343,142

	Major Banks
3,000	Societe Generale	342,361

1

	Major Telecommunications
10,540	France Telecom S.A.	302,512

	Media Conglomerates
10,000	Vivendi Universal S.A.	326,436

	Regional Banks
10,000	Credit Agricole S.A.	293,264
	Total France	4,202,385

	Germany (8.3%)
	Air Freight/Couriers
10,000	Deutsche Post AG (Registered Shares)	233,890

	Apparel/Footwear
5,300	Adidas-Salomon AG	920,985

	Auto Parts: O.E.M.
4,000	Continental AG	328,359

	Electric Utilities
5,000	E.ON AG	459,306
7,000	RWE AG	463,152
		922,458
	Finance/Rental/Leasing
18,200	Grenkeleasing AG	929,670

	Financial Conglomerates
22,200	Hypo Real Estate Holding AG	1,122,252

	Major Telecommunications
20,000	Deutsche Telekom AG (Registered Shares)	363,935

	Pharmaceuticals: Major
18,000	Schering AG	1,137,959

	Semiconductors
20,000	Infineon Technologies AG*	196,631
	Total Germany	6,156,139

	Hong Kong (3.6%)
	Agricultural Commodities/Milling
1,414,000	Global Bio-Chem Technology Group Co., Ltd.	647,044

	Apparel/Footwear Retail
274,500	Esprit Holdings Ltd.	2,052,231
	Total Hong Kong	2,699,275

	Israel (1.5%)
	Pharmaceuticals: Other
33,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,126,254

	Italy (1.5%)
	Major Banks
194,000	UniCredito Italiano SpA	1,093,561

	Japan (5.5%)
	Electronic Components
3,000	Hoya Corp.	99,621
9,000	Hoya Corp.(Bonus Shares)(WI)*	305,998
		405,619

2

	Electronic Equipment/Instruments
7,000	Canon, Inc.	377,962
38,000	Konica Minolta Holdings, Inc.	345,424
21,000	Ricoh Co., Ltd.	327,957
		1,051,343
	Electronics/Appliances
10,000	Fuji Photo Film Co., Ltd.	329,428

	Home Building
35,200	Daito Trust Construction Co., Ltd.	1,540,950

	Investment Banks/Brokers
17,400	Nomura Holdings, Inc.	269,897

	Railroads
90	East Japan Railway Co.	513,697
	Total Japan	4,110,934

	Mexico (1.0%)
	Beverages: Non Alcoholic
10,800	Fomento Economico Mexicano, S.A. de C.V.(ADR)	755,136

	Netherlands (1.7%)
	Electronic Production Equipment
15,000	ASML Holding NV*	246,269

	Integrated Oil
10,000	Royal Dutch Shell PLC (Class A)	330,162

	Personnel Services
25,000	Vedior NV (Share Certificates)	354,560

	Semiconductors
20,000	STMicroelectronics NV	343,984
	Total Netherlands	1,274,975

	Norway (0.5%)
	Major Telecommunications
40,000	Telenor ASA	357,252

	Philippines (0.3%)
	Specialty Telecommunications
7,000	Philippine Long Distance Telephone Co. (ADR)	213,150

	Singapore (2.9%)
	Airlines
159,100	Singapore Airlines Ltd.	1,090,370

	Electronic Components
83,760	Flextronics International Ltd.*	1,076,316
	Total Singapore	2,166,686

	Spain (3.5%)
	Apparel/Footwear Retail
12,000	Industria de Diseno Textil, S.A.	352,205

	Major Banks
103,300	Banco Santander Central Hispano, S.A.	1,357,028

	Major Telecommunications
55,100	Telefonica S.A.	901,980
	Total Spain	2,611,213

3

	United Kingdom (12.0%)
	Advertising/Marketing Services
40,000	WPP Group PLC	406,923

	Beverages: Alcoholic
61,000	SABMiller PLC	1,181,965

	Cable/Satellite TV
75,400	British Sky Broadcasting Group PLC	745,116

	Food: Specialty/Candy
50,000	Cadbury Schweppes PLC	504,247

	Hotels/Resorts/Cruiselines
14,700	Carnival PLC	759,644

	Insurance Brokers/Services
19,700	Willis Group Holdings. Ltd.	739,735

	Integrated Oil
7,256	BP PLC (ADR)	514,088

	Investment Managers
31,500	Man Group PLC	919,703

	Major Banks
31,200	Royal Bank of Scotland Group PLC	885,090
10,000	Standard Chartered PLC	215,627
		1,100,717
	Medical Specialties
25,000	Smith & Nephew PLC	209,809

	Other Metals/Minerals
20,000	BHP Billiton PLC	323,000
10,300	Rio Tinto PLC	420,947
		743,947
	Pharmaceuticals: Other
88,000	Shire Pharmaceuticals Group PLC	1,069,779
	Total United Kingdom	8,895,673

	United States (41.0%)
	Aerospace & Defense
17,210	Northrop Grumman Corp.	935,363
24,180	Raytheon Co.	919,324
		1,854,687
	Agricultural Commodities/Milling
53,615	Archer-Daniels-Midland Co.	1,322,146

	Biotechnology
23,915	Gilead Sciences, Inc.*	1,166,095

	Chemicals: Agricultural
13,530	Monsanto Co.	849,007

	Chemicals: Major Diversified
17,050	Dow Chemical Co. (The)	710,473

	Computer Communications
54,130	Cisco Systems, Inc.*	970,551

	Computer Processing Hardware
26,360	Apple Computer, Inc.*	1,413,160

4

	Discount Stores
20,735	Costco Wholesale Corp.	893,471

	Electrical Products
14,205	Emerson Electric Co.	1,019,919

	Electronic Production Equipment
64,300	Applied Materials, Inc.	1,090,528

	Environmental Services
31,860	Waste Management, Inc.	911,515

	Financial Conglomerates
24,980	American Express Co.	1,434,851
28,080	Citigroup, Inc.	1,278,202
37,045	JPMorgan Chase & Co.	1,256,937
		3,969,990
	Food: Major Diversified
23,645	Kellogg Co.	1,090,744

	Food: Meat/Fish/Dairy
27,305	Dean Foods Co.*	1,061,072

	Integrated Oil
28,900	Exxon Mobil Corp.	1,836,306

	Medical Specialties
14,250	Bard (C.R.), Inc.	940,928
15,805	Fisher Scientific International, Inc.*	980,700
		1,921,628
	Oil & Gas Production
20,110	Burlington Resources, Inc.	1,635,345

	Pharmaceuticals: Major
14,550	Johnson & Johnson	920,724

	Semiconductors
39,220	Intel Corp.	966,773

	Specialty Stores
23,180	Bed Bath & Beyond Inc.*	931,372

	Telecommunication Equipment
69,480	Corning, Inc.*	1,343,048
61,590	Motorola, Inc.	1,360,523
		2,703,571
	Trucks/Construction/Farm Machinery
20,270	Caterpillar Inc.	1,190,863

	Total United States	30,429,940
	Total Common Stocks
	(Cost $61,683,947)	71,845,185

	Preferred Stock (0.4%)
	Germany
	Broadcasting
15,500	ProSiebenSat.1 Media AG	267,892
	(Cost $228,843)

5

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (5.5%)
	REPURCHASE AGREEMENT
$4,126	Joint repurchase agreement account 3.825%
	due 10/03/05 (dated 9/30/05; proceeds $4,127,315)(a)
	(Cost $4,126,000)		4,126,000

	TOTAL INVESTMENTS
	(Cost $66,038,790) (b)	102.7%	76,239,077
	LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(2,001,283)
	NET ASSETS	100.0%	$74,237,794

ADR	American Depositary Receipt.
*	Non-income producing security.
WI	Security received on a when-issued basis.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,739,145 and the aggregate gross unrealized depreciation is $1,538,858, resulting in net unrealized appreciation of $10,200,287.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2005 :  (UNAUDITED)

CONTRACTS TO	IN	DELIVERY	UNREALIZED
DELIVER	EXCHANGE FOR	DATE	APPRECIATION

$949,675	AUD 1,247,766	10/05/05	$1,872

Net unrealized appreciation			$1,872

Currency Abbreviations:

AUD	Australian Dollar.

6

Morgan Stanley Select Dimensions- Global Equity Portfolio

Summary of Investments  September 30,2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Financial Conglomerates	$5,324,257	7.2%
Major Banks	4,833,034	6.5
Repurchase Agreement	4,126,000	5.5
Integrated Oil	4,017,447	5.4
Telecommunication Equipment	2,703,571	3.6
Beverages: Alcoholic	2,528,015	3.4
Apparel/Footwear Retail	2,404,436	3.2
Pharmaceuticals: Other	2,196,033	3.0
Medical Specialties	2,131,437	2.9
Pharmaceuticals: Major	2,058,683	2.8
Electronic Equipment/Instruments	2,020,226	2.7
Agricultural Commodities/Milling	1,969,190	2.7
Major Telecommunications	1,925,679	2.6
Aerospace & Defense	1,854,687	2.5
Oil & Gas Production	1,635,345	2.2
Home Building	1,540,950	2.1
Semiconductors	1,507,388	2.0
Electronic Components	1,481,935	2.0
Computer Processing Hardware	1,413,160	1.9
Electronic Production Equipment	1,336,797	1.8
Electrical Products	1,335,778	1.8
Food: Specialty/Candy	1,218,667	1.6
Trucks/Construction/Farm Machinery	1,190,863	1.6
Biotechnology	1,166,095	1.6
Hotels/Resorts/Cruiselines	1,163,675	1.6
Food: Major Diversified	1,090,744	1.5
Airlines	1,090,370	1.5
Food: Meat/Fish/Dairy	1,061,072	1.4
Computer Communications	970,551	1.3
Multi-Line Insurance	935,128	1.3
Specialty Stores	931,372	1.3
Finance/Rental/Leasing	929,670	1.3
Electric Utilities	922,458	1.2
Apparel/Footwear	920,985	1.2
Investment Managers	919,703	1.2
Environmental Services	911,515	1.2
Discount Stores	893,471	1.2
Chemicals: Agricultural	849,007	1.1
Beverages: Non Alcoholic	755,136	1.0
Cable/Satellite TV	745,116	1.0
Other Metals/Minerals	743,947	1.0
Insurance Brokers/Services	739,735	1.0
Chemicals: Major Diversified	710,473	1.0

7

Engineering & Construction	516,697		0.7
Railroads	513,697		0.7
Information Technology Services	505,928		0.7
Advertising/Marketing Services	406,923		0.5
Personnel Services	354,560		0.5
Internet Software/Services	343,142		0.5
Electronics/Appliances	329,428		0.4
Auto Parts: O.E.M.	328,359		0.4
Media Conglomerates	326,436		0.4
Regional Banks	293,264		0.4
Investment Banks/Brokers	269,897		0.4
Broadcasting	267,892		0.4
Air Freight/Couriers	233,890		0.3
Specialty Telecommunications	213,150		0.3
Wireless Telecommunications	132,013		0.2

	$76,239,077	*	102.7%

* Does not include the outstanding forward foreign currency contract with an unrealized appreciation of $1,872.

8

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments September 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.1%)
	Advertising/Marketing Services (5.0%)
24,046	Getty Images, Inc.*	$2,068,918
19,400	Lamar Advertising Co. (Class A)*	879,984
		2,948,902
	Air Freight/Couriers (5.1%)
23,750	C.H. Robinson Worldwide, Inc.	1,522,850
25,800	Expeditors International of Washington, Inc.	1,464,924
		2,987,774
	Apparel/Footwear Retail (1.1%)
16,850	Chico’s FAS, Inc.*	620,080

	Biotechnology (2.1%)
12,800	Gen-Probe, Inc.*	632,960
10,600	Techne Corp.*	603,988
		1,236,948
	Casino/Gaming (7.7%)
62,400	International Game Technology	1,684,800
20,800	Penn National Gaming, Inc.*	647,088
19,075	Station Casinos, Inc.	1,265,817
20,640	Wynn Resorts, Ltd.*	931,896
		4,529,601
	Computer Peripherals (1.4%)
13,500	Lexmark International, Inc. (Class A)*	824,175

	Construction Materials (1.1%)
10,100	Rinker Group Ltd. (ADR) (Australia)	642,461

	Discount Stores (1.0%)
20,300	BJ’s Wholesale Club, Inc.*	564,340

	Electronic Production Equipment (1.2%)
24,000	Tessera Technologies, Inc.*	717,840

	Financial Conglomerates (1.2%)
14,800	Brascan Corp. (Class A) (Canada)	689,680

	Gas Distributors (1.3%)
8,800	Questar Corp.	775,456

	Home Building (3.3%)
26,850	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	824,563
1,251	NVR, Inc.*	1,107,072
		1,931,635
	Hotels/Resorts/Cruiselines (0.9%)
11,400	Gaylord Entertainment Co.*	543,210

1

	Insurance Brokers/Services (2.0%)
12,000	Brown & Brown, Inc.	596,280
12,900	ChoicePoint, Inc.*	556,893
		1,153,173
	Internet Software/Services (1.6%)
6,500	Netease.com, Inc. (ADR) (Cayman Islands)*	585,065
12,900	SINA Corp. (Cayman Islands)*	354,750
		939,815
	Investment Banks/Brokers (3.8%)
29,900	Ameritrade Holding Corp.*	642,252
4,765	Chicago Mercantile Exchange Holdings, Inc.	1,607,234
		2,249,486
	Investment Managers (1.3%)
31,881	Calamos Asset Management, Inc. (Class A)	786,823

	Medical Distributors (0.9%)
12,796	Patterson Companies, Inc.*	512,224

	Medical Specialties (4.7%)
37,000	Dade Behring Holdings, Inc.	1,356,420
12,100	INAMED Corp.*	915,728
8,978	Kinetic Concepts, Inc.*	509,950
		2,782,098
	Medical/Nursing Services (0.9%)
12,000	DaVita, Inc.*	552,840

	Miscellaneous Commercial Services (6.1%)
27,550	Corporate Executive Board Co. (The)	2,148,349
39,155	Iron Mountain, Inc.*	1,436,988
		3,585,337
	Motor Vehicles (1.4%)
17,000	Harley-Davidson, Inc.	823,480

	Movies/Entertainment (1.2%)
13,800	International Speedway Corp. (Class A)	724,086

	Oil & Gas Production (8.6%)
18,674	Southwestern Energy Co.*	1,370,672
64,590	Ultra Petroleum Corp. (Canada)*	3,673,879
		5,044,551
	Other Consumer Services (5.7%)
20,800	Career Education Corp.*	739,648
16,200	Expedia, Inc.*	320,922
15,300	ITT Educational Services, Inc.*	755,055
11,100	Strayer Education, Inc.	1,049,172
10,000	Weight Watchers International, Inc.*	515,800
		3,380,597
	Other Metals/Minerals (1.0%)
11,150	Cameco Corporation (Canada)	596,525

	Packaged Software (3.1%)
40,300	Red Hat, Inc.*	853,957
41,100	Salesforce.com, Inc.*	950,232
		1,804,189

2

	Personnel Services (2.7%)
52,100	Monster Worldwide, Inc.*	1,599,991

	Property - Casualty Insurers (0.9%)
870	White Mountains Insurance Group, Ltd. (Bermuda)	525,480

	Real Estate Development (1.8%)
12,675	CB Richard Ellis Group, Inc. (Class A)*	623,610
7,277	St. Joe Co. (The)	454,449
		1,078,059
	Recreational Products (2.2%)
44,966	Activision, Inc.*	919,555
13,900	Shanda Interactive Entertainment, Ltd. (ADS) (Cayman Islands)*	375,995
		1,295,550
	Restaurants (2.3%)
17,800	Cheesecake Factory, Inc. (The)*	556,072
17,700	P.F. Chang’s China Bistro, Inc.*	793,491
		1,349,563
	Semiconductors (2.5%)
22,000	Freescale Semiconductor, Inc. (Class A)*	515,020
20,100	Marvell Technology Group, Ltd. (Bermuda)*	926,811
		1,441,831
	Services to the Health Industry (2.3%)
24,082	Stericycle, Inc.*	1,376,286

	Specialty Stores (1.2%)
15,770	Tractor Supply Co.*	719,901

	Specialty Telecommunications (2.4%)
58,082	Crown Castle International Corp.*	1,430,560

	Tobacco (1.5%)
22,200	Loews Corp.- Carolina Group	879,786

	Wholesale Distributors (0.9%)
14,400	SCP Pool Corp.	502,992

	Wireless Telecommunications (3.7%)
25,950	NII Holdings, Inc. (Class B)*	2,191,478

	TOTAL COMMON STOCKS (Cost $49,083,203)	58,338,803

3

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.0%)
	REPURCHASE AGREEMENT
$556	Joint repurchase agreement account 3.825% due 10/03/05 (dated 9/30/05; proceeds $556,177) (a) (Cost $556,000)		556,000

	TOTAL INVESTMENTS (Cost $49,639,203) (b)	100.1%	58,894,803
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(32,575)
	NET ASSETS	100.0%	$58,862,228

ADR	American Depositary Receipt.
ADS	American Depositary Shares.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,018,086 and the aggregate gross unrealized depreciation is $1,762,486 resulting in net unrealized appreciation of $9,255,600.

4

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005